UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices)    (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared one semiannual report to shareholders for the period ended June 30, 2015. The report applies to the 5 Lifestyle Portfolios.

John Hancock

Lifestyle Portfolios

Semiannual report 6/30/15

A message to shareholders

Dear shareholder,

Despite improving economic conditions in many developed countries and continued central bank stimulus, global market volatility crept up near the end of the period. European markets were shaken by the ongoing debt crisis in Greece, including that country's default on debt payments and initial vote to reject the terms of a bailout package from European creditors. A subsequent deal offered hope of an orderly resolution. Meanwhile, in China, the stock market rally fizzled in June, and the ensuing sell-off was stemmed only as a result of massive government intervention. In the United States, a stronger economy has increased the chances that the U.S. Federal Reserve will raise short-term interest rates this year—an event investors have viewed with trepidation for some time.

We may be in for a period of rising volatility as markets adjust to the idea of more normalized monetary policy in the United States and as the European debt situation continues to play out. Unpleasant as they are, these periods can ultimately be beneficial to the long-term health of markets, resetting valuations and investor expectations on a more realistic trajectory. The near-term challenge for many investors will be maintaining the discipline to stick to a well-constructed long-term financial plan in the face of short-term market disruptions. As always, we recommend that your first course of action be a conversation with your financial advisor. We also believe investors can be well served by owning broadly diversified asset allocation funds or by adding alternative strategies such as absolute return funds to a diversified portfolio.

At John Hancock Investments, one of the ways we seek to maximize the value shareholders receive is by lowering expenses where possible. To that end, we were pleased to announce a sweeping package of expense reductions across a wide range of funds. Details can be found at jhinvestments.com.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of June 30, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Lifestyle Portfolios

Table of contents

2	Lifestyle Portfolios at a glance
5	Discussion of portfolio performance
8	John Hancock Lifestyle Aggressive Portfolio
9	John Hancock Lifestyle Growth Portfolio
10	John Hancock Lifestyle Balanced Portfolio
11	John Hancock Lifestyle Moderate Portfolio
12	John Hancock Lifestyle Conservative Portfolio
13	Your expenses
17	Portfolios' investments
22	Financial statements
27	Financial highlights
37	Notes to financial statements
57	Evaluation of advisory and subadvisory agreements
62	More information

Lifestyle Portfolios at a glance

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Portfolios produced positive returns

Each portfolio generated positive total returns for the six months ended June 30, 2015, a period of mixed results in the global capital markets.

International stocks stole the spotlight

Ending an extended streak of relative leadership for domestic equities, international markets outpaced shares in the United States during the period.

Bonds struggled as rates rose

An increase in interest rates created a challenging environment for core fixed-income assets, which, on balance, declined.

PORTFOLIO ALLOCATION AS OF 6/30/15 (%)

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/15 (%)

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/15 (%)

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

Lifestyle Aggressive Blended Index is composed of 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Lifestyle Growth Blended Index is composed of 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Balanced Blended Index is composed of 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Moderate Blended Index is composed of 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Barclays U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Lifestyle Conservative Blended Index is composed of 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Barclays U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios' objectives, risks, and strategy, see the portfolios' prospectuses.

Discussion of portfolio performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

What market themes surfaced over the course of the six months ended June 30, 2015?

Most global stock indexes were up modestly for the period while many core bond markets were slightly down as interest rates rose throughout much of the world. Meanwhile, commodities as a group, represented by the S&P/Goldman Sachs Commodity Index, were essentially flat. Still, there was a great deal of intra-asset class differentiation just beneath the surface. For example, in the equity markets, growth stocks handily outpaced value-oriented shares. Meanwhile, smaller-capitalization companies beat their larger-cap counterparts. Representing a major shift in leadership, international developed-market equities, led by Japan, finished the period ahead of U.S. stocks, which, prior to this period, had been on an extended streak of relative strength.

While many of the more credit-oriented sectors such as bank loans, high-yield bonds, and emerging-market debt posted positive returns, other fixed-income assets, particularly those with greater embedded interest-rate risk, did not fare as well. The commodity market was also bifurcated; oil prices rose while industrial metals suffered double-digit percentage price declines.

Recognizing that each one is unique, would you share some summary observations that apply across the suite of Lifestyle Portfolios?

As a group, the Lifestyle Portfolios demonstrated resilience, with each one posting positive absolute returns for the six months ended June 30, 2015, a period generating mixed results across the global capital markets. We elected to increase the portfolios' exposure to international developed-market equities during the period, a decision that served shareholders well.

One of the key challenges capital market participants faced in this environment was deciding where to deploy investment dollars. As central bankers continued to pump liquidity into the system, the wave of money washing over the world had already found the more obvious investment bargains, driving many global asset prices up and yields down. On the whole, valuations were running on the high side of their long-run ranges, and most financial assets didn't appear cheap in absolute terms. However, as global asset allocators, we had the benefit of examining a vast opportunity set of investments, in search of the most appealing areas in the world's markets, those pockets where we saw signs of potential strength.

As investors, we recognize that a market with ample liquidity is likely to present better values in areas fraught with more risk. With that in mind, we spent much of the period analyzing Europe and other areas that have been under stress, which, in our view, held the most attractive asset values and the greatest long-term potential on a risk-adjusted basis. Acknowledging the difficulties of Greece and its neighbors, we favored equities in Europe as well as those in Japan, another economy experimenting with unprecedented stimulus.

As the period closed, we continued to hold a positive view of assets higher up the risk curve. Each portfolio maintained an overweight allocation to equities and an underweight allocation to fixed income. Still, our core belief in the diversification benefits of global asset allocation means that the portfolios maintain ownership in a broad swath of the world's capital markets at all times.

We also like the diversifying characteristics of alternative investments, including absolute return strategies that target consistent, positive returns without relying on rising stock or bond markets.

While the portfolios' primary benchmark indexes remain the same, what has changed with respect to the secondary benchmarks?

We did indeed make changes to the portfolios' secondary benchmarks. More specifically, prior to May 1, 2015, we compared performance to a series of secondary custom composite blends of the S&P 500 Index and the Barclays U.S. Aggregate Bond Index, with relative weightings varying by portfolio.

After that date, to better reflect the universe of investment opportunities based on each portfolio's investment strategy, we replaced the custom indexes with new composite blends, including a wider variety of asset classes—namely, those represented by the Russell 3000 Index, the MSCI All Country World ex-USA Index, the Barclays U.S. Aggregate Bond Index, and the Bank of America Merrill Lynch U.S. High Yield Master II Index.

The relative proportions reflected in each new secondary custom benchmark index vary according to the accompanying portfolio's mandate; you'll find portfolio-specific details in the discussion that follows.

LIFESTYLE AGGRESSIVE PORTFOLIO

The portfolio's Class A shares returned 3.93%, excluding sales charges, and the new custom blended benchmark was up 2.70% for the period.

Our decision to modestly increase the portfolio's exposure to international developed-market equities proved beneficial, and an allocation to international small-cap stocks was particularly helpful to this period's results. Also contributing to performance was a dedicated allocation to healthcare equities, which continued to demonstrate relative strength.

On balance, active management contributed to results; top performers included Capital Appreciation Fund (Jennison), Technical Opportunities Fund (Wellington), and Fundamental Large Cap Value Fund (John Hancock). Still, a handful of actively managed holdings detracted from performance during the period; they included Absolute Return Currency Fund (First Quadrant), Emerging Markets Fund (DFA), and International Growth Stock Fund (Invesco).

LIFESTYLE GROWTH PORTFOLIO

The portfolio's Class A shares returned 3.18%, excluding sales charges, and the new custom blended benchmark was up 2.28% for the period.

Our decision to modestly increase the portfolio's exposure to international developed-market equities proved beneficial, and an allocation to international small-cap stocks was particularly helpful to this period's results. Also contributing to results was a dedicated allocation to healthcare equities, which continued to demonstrate relative strength. Within fixed income, an emphasis on credit-oriented sectors helped buffer the portfolio against interest-rate risk during this period of rising yields.

On balance, active management contributed to results; top performers included Capital Appreciation Fund (Jennison), Technical Opportunities Fund (Wellington), Fundamental Large Cap Value Fund (John Hancock), and Strategic Income Opportunities Fund (John Hancock). Still, a handful of actively managed holdings detracted from performance during the period; they included Absolute Return Currency Fund (First Quadrant), Floating Rate Income Fund (WAMCO), Emerging Markets Fund (DFA), International Growth Stock Fund (Invesco), and Spectrum Income Fund (T. Rowe Price).

LIFESTYLE BALANCED PORTFOLIO

The portfolio's Class A shares returned 2.44%, excluding sales charges, and the new custom blended benchmark was up 1.85% for the period.

Our decision to modestly increase the portfolio's exposure to international developed-market equities proved beneficial, and an allocation to international small-cap stocks was particularly helpful to this period's results. Also contributing to results was a dedicated allocation to healthcare equities, which continued to demonstrate relative strength. Within fixed income, an emphasis on credit-oriented sectors helped buffer the portfolio against interest-rate risk during this period of rising yields.

On balance, active management contributed to results; top performers included Capital Appreciation Fund (Jennison), Technical Opportunities Fund (Wellington), Fundamental Large Cap Value Fund (John Hancock), Strategic Income Opportunities Fund (John Hancock), and Total Return Fund (PIMCO). Still, a handful of actively managed holdings detracted from performance during the period; they included Absolute Return Currency Fund (First Quadrant), Floating Rate Income Fund (WAMCO), Emerging Markets Fund (DFA), International Growth Stock Fund (Invesco), and Spectrum Income Fund (T. Rowe Price).

LIFESTYLE MODERATE PORTFOLIO

The portfolio's Class A shares returned 1.37%, excluding sales charges, and the new custom blended benchmark was up 1.57% for the period.

Our decision to modestly increase the portfolio's exposure to international developed-market equities proved beneficial, and an allocation to international small-cap stocks was particularly helpful to this period's results. Within fixed income, an emphasis on certain credit-oriented sectors helped buffer the portfolio against interest-rate risk during this period of rising yields. However, on a relative basis, the portfolio's overweight allocation to global bonds and its underweight allocation to U.S. high-yield debt weighed down returns versus the benchmark.

On balance, active management contributed to results; top performers included Capital Appreciation Fund (Jennison), Fundamental Large Cap Value Fund (John Hancock), Strategic Income Opportunities Fund (John Hancock), and Total Return Fund (PIMCO). Still, a handful of actively managed holdings detracted from performance during the period; they included Absolute Return Currency Fund (First Quadrant), Floating Rate Income Fund (WAMCO), Emerging Markets Fund (DFA), and Spectrum Income Fund (T. Rowe Price).

LIFESTYLE CONSERVATIVE PORTFOLIO

The portfolio's Class A shares returned 0.49%, excluding sales charges, and the new custom blended benchmark was up 0.92% for the period.

During the period, we modestly increased the portfolio's exposure to international developed-market equities, which outpaced U.S. stocks. Within fixed income, an emphasis on certain credit-oriented sectors helped buffer the portfolio against interest-rate risk during this period of rising yields. However, on a relative basis, the portfolio's overweight allocation to global bonds and its underweight allocation to U.S. high-yield debt weighed down returns versus the benchmark.

In terms of individual positions, top performers included Capital Appreciation Fund (Jennison), Fundamental Large Cap Value Fund (John Hancock), Strategic Income Opportunities Fund (John Hancock), and Total Return Fund (PIMCO). A handful of holdings detracted from performance during the period; they included Absolute Return Currency Fund (First Quadrant), Floating Rate Income Fund (WAMCO), and Spectrum Income Fund (T. Rowe Price).

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Steven E. Medina, CFA On the portfolio since 2010 Investing since 1994
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

The portfolios' performance depends on the subadvisors' ability to determine the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. The portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: Stocks, bonds, and derivatives can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default and interest-rate risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the portfolio to sell securities or close derivative positions at advantageous prices. Hedging and other strategic transactions may increase volatility and result in losses if not successful. For additional information on these and other risk considerations, please see the portfolios' prospectuses.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

John Hancock Lifestyle Aggressive Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) is a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

Index 3 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index and the MSCI EAFE Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added this custom blended benchmark as the secondary benchmark index to which the fund compares its performance.

ASSET ALLOCATION (%)

Equity	84.8
U.S. Large Cap	36.7
International Large Cap	13.7
U.S. Mid Cap	8.7
Large Blend	8.0
Emerging Markets	7.5
U.S. Small Cap	4.7
International Small Cap	4.5
Global Large Cap	1.0
Alternative and specialty	15.2
Science & Technology	2.9
Technical Opportunities	2.8
Financial Industries	2.4
Natural Resources	1.6
Health Sciences	1.3
Global Absolute Return Strategies	1.1
Real Estate	1.0
Currency	0.9
Redwood	0.7
Seaport	0.5

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]	Index 3[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-2.24	-2.91	1.18	2.37	2.44	2.80	2.49	2.92	3.16	3.36	3.25	7.42	-3.82	3.59
5 year	11.84	11.84	12.18	12.34	12.51	12.48	12.61	12.97	13.30	12.94	13.46	17.34	10.03	14.74
Since inception	5.41	5.32	5.23	5.38	4.88	5.13	5.69	6.01	6.31	5.12	6.45	8.10	5.06	7.55
Cumulative returns
6 months	-1.28	-1.51	2.61	3.78	3.74	3.88	3.75	4.00	4.06	4.19	4.13	1.23	5.88	2.70
5 year	74.99	75.00	77.64	78.92	80.30	80.08	81.06	84.00	86.69	83.76	87.99	122.47	61.26	98.90
Since inception	66.79	65.39	63.97	66.37	52.07	62.46	71.06	76.13	81.06	62.38	83.46	112.90	61.41	102.69

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.44	2.13	2.14	1.14	1.78	1.52	1.68	1.37	1.07	1.02	1.06
Net (%)	1.42	2.13	2.14	1.12	1.78	1.52	1.68	1.27	1.07	1.01	1.06

* Expenses have been estimated for the fund's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, and Index 3 returns at 6-30-15 for the period beginning 10-15-05 (inception date for Class 1, Class R6, and Class I shares) are 8.13%, 4.71%, and 7.56% (respectively, annualized), and 113.53%, 56.34%, and 102.98% (respectively, cumulative). Index 1, Index 2, and Index 3 returns at 6-30-15 for the period beginning 9-18-06 (inception date for Class R1 shares) are 7.49%, 4.83%, and 6.59% (respectively, annualized) and 88.59%, 51.29%, and 75.11% (respectively, cumulative).

John Hancock Lifestyle Growth Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index.

Index 4 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Barclays U.S. Aggregate Bond Index, and 4% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

ASSET ALLOCATION (%)

Equity	71.0
U.S. Large Cap	33.7
International Large Cap	11.2
U.S. Mid Cap	7.0
Large Blend	6.4
Emerging Markets	5.3
International Small Cap	3.3
U.S. Small Cap	3.1
Global Large Cap	1.0
Fixed income	14.2
Multi-Sector Bond	4.3
Bank Loan	2.8
Intermediate Bond	2.6
High Yield Bond	2.0
Global Bond	1.8
Treasury Inflation-Protected Securities	0.7
Alternative and specialty	14.8
Science & Technology	2.4
Technical Opportunities	2.4
Financial Industries	2.0
Global Absolute Return Strategies	1.9
Currency	1.7
Natural Resources	1.2
Health Sciences	1.1
Real Estate	0.9
Redwood	0.9
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]	Index 4[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-2.66	-3.22	0.72	2.05	2.03	2.32	2.13	2.59	2.75	2.94	2.89	2.88	7.42	1.86	6.37	3.21
5 year	10.46	10.50	10.79	11.01	11.19	11.12	11.28	11.68	11.97	11.76	12.06	12.11	17.34	3.35	14.56	12.74
Since inception	5.53	5.45	5.34	5.53	5.21	5.34	5.83	6.17	6.45	5.76	6.55	6.12	8.10	4.71	7.62	7.32
Cumulative returns
6 months	-1.98	-2.13	1.87	3.11	2.99	3.13	3.06	3.31	3.36	3.44	3.44	3.44	1.23	-0.10	1.03	2.28
5 year	64.43	64.75	66.95	68.55	69.99	69.45	70.63	73.77	76.02	74.35	76.68	77.08	122.47	17.90	97.30	82.11
Since inception	68.54	67.31	65.69	68.68	56.27	65.72	73.21	78.80	83.42	72.19	85.13	70.71	112.90	56.28	103.81	98.42

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.38	2.08	2.08	1.09	1.73	1.47	1.62	1.32	1.02	0.97	1.01	0.96
Net (%)	1.37	2.08	2.08	1.07	1.73	1.47	1.62	1.22	1.02	0.96	1.01	0.96

* Expenses have been estimated for the fund's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 10-15-05 (inception date for Class 1, Class R6, and Class I shares) are 8.13%,4.71%, 7.64%, and 7.33% (respectively, annualized), and 113.53%, 56.34%, 104.32%, and 98.70% respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.82%, 5.04%, 7.47%, and 6.79% (respectively, annualized), and 96.79%, 55.63%, 91.17%, and 80.59% (respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.49%, 4.83%, 7.17%, and 6.58% (respectively, annualized) and 88.59%, 51.29%,83.72%, and 74.97% (respectively, cumulative).

John Hancock Lifestyle Balanced Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Index 4 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Barclays U.S. Aggregate Bond Index, and 8% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

ASSET ALLOCATION (%)

Equity	52.8
U.S. Large Cap	25.2
International Large Cap	8.9
U.S. Mid Cap	5.0
Large Blend	4.6
Emerging Markets	3.4
International Small Cap	2.4
U.S. Small Cap	2.4
Global Large Cap	0.9
Fixed income	33.9
Multi-Sector Bond	10.3
Intermediate Bond	9.8
Bank Loan	5.8
Global Bond	3.5
High Yield Bond	3.5
Treasury Inflation-Protected Securities	1.0
Alternative and specialty	13.3
Global Absolute Return Strategies	2.0
Science & Technology	2.0
Currency	1.9
Financial Industries	1.7
Technical Opportunities	1.4
Natural Resources	1.2
Real Estate	1.1
Health Sciences	0.9
Redwood	0.8
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]	Index 4[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-3.62	-4.23	-0.25	1.04	1.01	1.29	1.19	1.60	1.85	1.91	1.86	1.91	7.42	1.86	5.28	2.79
5 year	8.60	8.62	8.94	9.17	9.30	9.24	9.42	9.84	10.10	9.88	10.16	10.23	17.34	3.35	11.76	10.69
Since inception	5.30	5.20	5.12	5.32	4.99	5.10	5.60	5.95	6.22	5.51	6.29	6.05	8.10	4.71	7.03	6.99
Cumulative returns
6 months	-2.69	-2.92	1.14	2.31	2.26	2.33	2.31	2.50	2.66	2.67	2.64	2.67	1.23	-0.10	0.79	1.85
5 year	51.06	51.21	53.47	55.06	55.98	55.58	56.88	59.88	61.75	60.14	62.26	62.75	122.47	17.90	74.38	66.19
Since inception	65.06	63.48	62.36	65.38	53.36	61.98	69.69	75.17	79.63	68.33	80.86	69.60	112.90	56.28	93.32	92.56

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.34	2.05	2.04	1.05	1.68	1.43	1.59	1.28	0.99	0.93	0.97	0.92
Net (%)	1.33	2.05	2.04	1.03	1.68	1.43	1.59	1.18	0.99	0.92	0.97	0.92

* Expenses have been estimated for the fund's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 10-15-05 (inception date for Class 1, Class R6, and Class I shares) are 8.13%, 4.71%, 7.05%, and 7.00% (respectively, annualized), and 113.53%, 56.34%, 93.70%, and 92.83% (respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.82%, 5.04%, 7.02%, and 6.68% (respectively, annualized), and 96.79%, 55.63%, 84.03%, and 78.83% (respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.49%, 4.83%, 6.74%, and 6.46% (respectively, annualized) and 88.59%, 51.29%, 77.36%, and 73.36% (respectively, cumulative).

John Hancock Lifestyle Moderate Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index.

Index 4 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Barclays U.S. Aggregate Bond Index, and 12% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

ASSET ALLOCATION (%)

Equity	37.9
U.S. Large Cap	20.0
International Large Cap	5.7
U.S. Mid Cap	3.2
Large Blend	3.0
Emerging Markets	2.0
International Small Cap	1.7
U.S. Small Cap	1.4
Global Large Cap	0.9
Fixed income	54.4
Intermediate Bond	20.9
Multi-Sector Bond	12.7
Bank Loan	8.5
Global Bond	5.9
High Yield Bond	4.9
Treasury Inflation-Protected Securities	1.5
Alternative and specialty	7.7
Global Absolute Return Strategies	2.3
Currency	2.1
Real Estate	0.9
Natural Resources	0.8
Redwood	0.8
Enduring Equity	0.5
Seaport	0.3

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1[3]	Index 2[3]	Index 3[3]	Index 4[3]
Inception	10-18-05	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06	10-18-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-4.70	-5.24	-1.33	-0.04	-0.22	0.17	0.02	0.35	0.62	0.71	0.73	0.71	7.42	1.86	4.17	2.35
5 year	6.80	6.80	7.15	7.44	7.44	7.45	7.58	7.94	8.23	7.84	8.38	8.43	17.34	3.35	8.96	8.62
Since inception	4.97	4.86	4.78	5.04	4.85	4.78	5.22	5.53	5.84	4.59	5.97	5.92	8.10	4.71	6.35	6.56
Cumulative returns
6 months	-3.68	-4.00	0.07	1.31	1.16	1.39	1.29	1.42	1.59	1.66	1.63	1.58	1.23	-0.10	0.52	1.39
5 year	38.97	38.96	41.27	43.18	43.19	43.25	44.09	46.51	48.48	45.87	49.54	49.86	122.47	17.90	53.58	51.17
Since inception	60.04	58.45	57.36	61.14	51.58	57.24	63.82	68.54	73.40	54.64	75.55	67.76	112.90	56.28	81.71	85.29

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.31	2.01	2.01	1.01	1.65	1.40	1.55	1.26	0.95	0.90	0.93	0.88
Net (%)	1.29	2.01	2.01	0.99	1.65	1.40	1.55	1.16	0.95	0.88	0.93	0.88

* Expenses have been estimated for the fund's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 10-15-05 (inception date for Class 1, Class R6, and Class I shares) are 8.13%, 4.71%, 6.36%, and 6.57% (respectively, annualized), and 113.53%, 56.34%, 81.97%, and 85.54% (respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 7-3-06 (inception date for Class 5 shares) are 7.82%, 5.04%, 6.46%, and 6.46% (respectively, annualized), and 96.79%, 55.63%, 75.57%, and 75.62% (respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.49%, 4.83%, 6.21%, and 6.25% (respectively, annualized) and 88.59%, 51.29%, 69.69%, and 70.33% (respectively, cumulative).

John Hancock Lifestyle Conservative Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 20% S&P 500 Index and 80% Barclays U.S. Aggregate Bond Index.

Index 4 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Barclays U.S. Aggregate Bond Index, and 16% Bank of America Merrill Lynch U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower values.

Prior to May 1, 2015, the fund compared its performance to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the composite of these indices with the new custom blended benchmark.

ASSET ALLOCATION (%)

Equity	17.9
U.S. Large Cap	9.7
International Large Cap	4.2
U.S. Mid Cap	1.3
Emerging Markets	0.8
Large Blend	0.8
Global Large Cap	0.6
U.S. Small Cap	0.5
Fixed income	71.4
Intermediate Bond	29.2
Multi-Sector Bond	14.2
Bank Loan	9.8
Global Bond	7.6
Short-Term Bond	4.0
High Yield Bond	3.7
Treasury Inflation-Protected Securities	2.9
Alternative and specialty	10.7
Global Absolute Return Strategies	3.5
Currency	3.0
Enduring Equity	2.0
Real Estate	1.0
Redwood	0.6
Natural Resources	0.4
Seaport	0.2

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-15 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1[3]	Index 2[3]	Index 3[3]	Index 4[3]
Inception	10-18-05	10-18-05	10-18-05	10-15-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	10-18-05	10-18-05	10-18-05	10-18-05
Average annual total returns
1 year	-5.30	-5.80	-1.96	-0.73	-0.74	-0.48	-0.69	-0.32	-0.06	0.07	0.02	7.42	1.86	3.02	1.88
5 year	4.77	4.75	5.12	5.40	5.38	5.41	5.51	5.86	6.18	5.70	6.31	17.34	3.35	6.15	6.51
Since inception	4.52	4.42	4.33	4.60	4.54	4.33	4.78	5.06	5.39	3.93	5.51	8.10	4.71	5.57	6.05
Cumulative returns
6 months	-4.53	-4.81	-0.81	0.43	0.37	0.51	0.42	0.60	0.73	0.77	0.75	1.23	-0.10	0.22	0.92
5 year	26.23	26.10	28.38	30.10	29.94	30.14	30.74	32.94	34.98	31.96	35.76	122.47	17.90	34.80	37.06
Since inception	53.49	52.19	50.83	54.82	47.69	50.81	57.24	61.39	66.44	45.44	68.36	112.90	56.28	69.27	76.78

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	1.98	1.99	0.99	1.63	1.38	1.52	1.23	0.92	0.87	0.91
Net (%)	1.27	1.98	1.99	0.97	1.63	1.38	1.52	1.13	0.92	0.86	0.91

* Expenses have been estimated for the fund's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R2 shares were first offered on 3-1-12. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 shares. Class R6 and Class I shares were first offered on 9-1-11 and 5-1-15, respectively. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class I shares, as applicable.
3	Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 10-15-05 (inception date for Class 1, Class R6, and Class I shares) are 8.13%, 4.71%, 5.58%, and 6.06% (respectively, annualized), and 113.53%, 56.34%, 69.42%, and 77.02% (respectively, cumulative). Index 1, Index 2, Index 3, and Index 4 returns at 6-30-15 for the period beginning 9-18-06 (inception date of Class R1 shares) are 7.49%, 4.83%, 5.57%, and 5.94% (respectively, annualized) and 88.59%, 51.29%, 60.93%, and 65.98% (respectively, cumulative).

Your expenses

As a shareholder of a John Hancock Funds II Lifestyle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during period[1] 1-1-2015–6-30-2015	Annualized expense ratio[2]
Lifestyle Aggressive Portfolio
Class A	Actual	$1,000.00	$1,039.30	$2.38	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	1,034.90	6.21	1.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.16	1.23%
Class C	Actual	1,000.00	1,036.10	6.06	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Class I	Actual[3]	1,000.00	990.60	0.28	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R1	Actual	1,000.00	1,037.40	4.60	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class R2	Actual	1,000.00	1,038.80	3.08	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Class R3	Actual	1,000.00	1,037.50	4.24	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Class R4	Actual	1,000.00	1,040.00	2.17	0.43%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.16	0.43%
Class R5	Actual	1,000.00	1,040.60	0.96	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%
Class R6	Actual	1,000.00	1,041.90	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual	1,000.00	1,041.30	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Lifestyle Growth Portfolio
Class A	Actual	$1,000.00	$1,031.80	$2.37	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	1,028.70	6.04	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Class C	Actual	1,000.00	1,028.70	5.99	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class I	Actual[3]	1,000.00	991.20	0.28	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R1	Actual	1,000.00	1,029.90	4.38	0.87%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Class R2	Actual	1,000.00	1,031.30	3.07	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Class R3	Actual	1,000.00	1,030.60	3.78	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R4	Actual	1,000.00	1,033.10	1.81	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.81	0.36%
Class R5	Actual	1,000.00	1,033.60	0.76	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Class R6	Actual	1,000.00	1,034.40	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual	1,000.00	1,034.40	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class 5	Actual	1,000.00	1,034.40	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during period[1] 1-1-2015–6-30-2015	Annualized expense ratio[2]
Lifestyle Balanced Portfolio
Class A	Actual	$1,000.00	$1,024.40	$2.36	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	1,020.80	6.01	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Class C	Actual	1,000.00	1,021.40	5.96	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class I	Actual[3]	1,000.00	989.60	0.28	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R1	Actual	1,000.00	1,022.60	4.36	0.87%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Class R2	Actual	1,000.00	1,023.30	3.06	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Class R3	Actual	1,000.00	1,023.10	3.76	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R4	Actual	1,000.00	1,025.00	1.76	0.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.76	0.35%
Class R5	Actual	1,000.00	1,026.60	0.70	0.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.70	0.14%
Class R6	Actual	1,000.00	1,026.70	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual	1,000.00	1,026.40	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class 5	Actual	1,000.00	1,026.70	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Lifestyle Moderate Portfolio
Class A	Actual	$1,000.00	$1,013.70	$2.35	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	1,010.00	6.08	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.11	1.22%
Class C	Actual	1,000.00	1,010.70	5.98	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Class I	Actual[3]	1,000.00	986.90	0.28	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R1	Actual	1,000.00	1,011.60	4.49	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Class R2	Actual	1,000.00	1,013.90	3.10	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Class R3	Actual	1,000.00	1,012.90	3.94	0.79%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Class R4	Actual	1,000.00	1,014.20	1.95	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%
Class R5	Actual	1,000.00	1,015.90	0.95	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%
Class R6	Actual	1,000.00	1,016.60	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual	1,000.00	1,016.30	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%
Class 5	Actual	1,000.00	1,015.80	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 1-1-2015	Ending account value 6-30-2015	Expenses paid during period[1] 1-1-2015–6-30-2015	Annualized expense ratio[2]
Lifestyle Conservative Portfolio
Class A	Actual	$1,000.00	$1,004.90	$2.34	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class B	Actual	1,000.00	1,001.80	6.01	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%
Class C	Actual	1,000.00	1,001.90	5.96	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Class I	Actual[3]	1,000.00	986.40	0.28	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Class R1	Actual	1,000.00	1,003.70	4.37	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Class R2	Actual	1,000.00	1,005.10	3.08	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Class R3	Actual	1,000.00	1,004.20	3.88	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class R4	Actual	1,000.00	1,006.00	2.04	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%
Class R5	Actual	1,000.00	1,007.30	0.95	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%
Class R6	Actual	1,000.00	1,007.70	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Class 1	Actual	1,000.00	1,007.50	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.55	0.11%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
[2]	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative
6-30-15	0.65%-3.11%	0.55%-3.11%	0.55%-3.11%	0.55%-3.11%	0.61%-3.11%

[3]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (61) and divided by 365 (to reflect the period).

Portfolios’ investments

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Life Insurance Company of New York	(Allianz)
Baillie Gifford Overseas Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Brandywine Asset Management, Inc.	(Brandywine)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
QS Investors, Inc.	(QS Investors)
Robeco Investment Management, Inc.	(Robeco)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-15
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 84.8%
All Cap Core, Class NAV (QS Investors)	10,496,050	$147,154,617
Alpha Opportunities, Class NAV (Wellington)	20,801,589	260,227,881
Blue Chip Growth, Class NAV (T. Rowe Price)	6,365,269	224,566,693
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,199,254	194,553,035
Capital Appreciation, Class NAV (Jennison)	11,185,588	209,170,505
Disciplined Value, Class NAV (Robeco)	5,188,122	98,522,437
Emerging Markets Equity, Class NAV (John Hancock) (A)(1)(I)	3,285,395	32,459,704
Emerging Markets, Class NAV (DFA)	29,868,840	301,973,973
Equity Income, Class NAV (T. Rowe Price)	11,734,859	230,707,326
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	3,492,360	45,470,522
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	13,576,748	188,309,492
Global Equity, Class NAV (John Hancock) (A)(1)	4,175,295	45,218,440
Global Shareholder Yield, Class NAV (Epoch)	4,071,199	44,742,479
Greater China Opportunities, Class NAV (John Hancock) (A)(1)	589,864	13,696,652
International Core, Class NAV (GMO)	4,521,358	149,114,393
International Growth Opportunities, Class NAV (Baillie Gifford)	8,293,725	111,135,914
International Growth Stock, Class NAV (Invesco)	9,046,130	120,675,372
International Small Cap, Class NAV (Franklin Templeton)	5,339,718	103,376,934
International Small Company, Class NAV (DFA)	9,928,099	103,152,950
International Value Equity, Class NAV (John Hancock) (A)(1)	9,641,917	80,992,103
International Value, Class NAV (Templeton)	14,817,495	233,968,246
Mid Cap Stock, Class NAV (Wellington)	8,707,162	190,338,554
Mid Value, Class NAV (T. Rowe Price)	8,998,857	147,851,223
Select Growth, Class NAV (Baillie Gifford)	532,601	11,504,172
Small Cap Core, Class NAV (Wellington)	3,292,022	34,664,994
Small Cap Growth, Class NAV (Wellington)	3,379,385	36,125,624
Small Cap Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,265,240	34,515,757
Small Cap Value, Class NAV (Wellington)	2,279,648	46,550,413
Small Company Growth, Class NAV (Invesco)	1,552,100	32,982,133
Small Company Value, Class NAV (T. Rowe Price)	925,291	31,922,539
Strategic Growth, Class NAV (John Hancock) (A)(1)	12,634,092	207,830,821
U.S. Equity, Class NAV (GMO)	7,278,396	85,957,858
Value Equity, Class NAV (Barrow Hanley)	5,172,314	54,981,696
Value, Class NAV (Invesco)	5,022,910	63,539,805
Alternative and specialty - 15.2%
Absolute Return Currency, Class NAV (First Quadrant)	4,954,638	42,263,059
Financial Industries, Class NAV (John Hancock) (A)(1)	6,091,971	110,630,186
Global Absolute Return Strategies, Class NAV (Standard Life)	4,526,720	50,518,197
Global Real Estate, Class NAV (Deutsche)	2,493,697	22,543,017
Health Sciences, Class NAV (T. Rowe Price)	2,954,161	57,901,561

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Natural Resources, Class NAV (Jennison)	5,763,056	$72,268,717
Real Estate Equity, Class NAV (T. Rowe Price)	1,975,248	22,577,081
Redwood, Class NAV (Robeco)	3,100,093	34,473,033
Science & Technology, Class NAV (T. Rowe Price/Allianz)	10,211,389	136,015,706
Seaport, Class NAV (Wellington) (I)	2,116,158	23,298,899
Technical Opportunities, Class NAV (Wellington)	9,141,382	131,727,320
		4,622,172,033
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,495,945,073)		$4,622,172,033
Total Investments (Lifestyle Aggressive Portfolio) (Cost $3,495,945,073) - 100.0%		$4,622,172,033
Other assets and liabilities, net - 0.0%		784,546
TOTAL NET ASSETS - 100.0%		$4,622,956,579

LIFESTYLE GROWTH PORTFOLIO

As of 6-30-15
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 71.0%
All Cap Core, Class NAV (QS Investors)	27,025,576	$378,898,582
Alpha Opportunities, Class NAV (Wellington)	51,274,169	641,439,850
Blue Chip Growth, Class NAV (T. Rowe Price)	17,495,456	617,239,676
Capital Appreciation Value, Class NAV (T.Rowe Price)	55,766,197	669,752,028
Capital Appreciation, Class NAV (Jennison)	30,067,092	562,254,626
Disciplined Value, Class NAV (Robeco)	14,366,505	272,819,937
Emerging Markets Equity, Class NAV (John Hancock) (A)(1)(I)	7,195,681	71,093,326
Emerging Markets, Class NAV (DFA)	67,472,763	682,149,629
Equity Income, Class NAV (T. Rowe Price)	31,697,694	623,176,661
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	11,162,375	145,334,125
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	34,389,651	476,984,458
Global Equity, Class NAV (John Hancock) (A)(1)	13,653,660	147,869,136
Global Shareholder Yield, Class NAV (Epoch)	18,500,890	203,324,780
International Core, Class NAV (GMO)	11,382,578	375,397,427
International Growth Opportunities, Class NAV (Baillie Gifford)	20,843,580	279,303,973
International Growth Stock, Class NAV (Invesco)	22,599,123	301,472,298
International Small Cap, Class NAV (Franklin Templeton)	12,412,813	240,312,059
International Small Company, Class NAV (DFA)	23,021,536	239,193,760
International Value Equity, Class NAV (John Hancock) (A)(1)	24,379,966	204,791,714
International Value, Class NAV (Templeton)	36,569,868	577,438,221
Mid Cap Stock, Class NAV (Wellington)	21,892,337	478,566,494
Mid Value, Class NAV (T. Rowe Price)	22,476,890	369,295,296
Small Cap Core, Class NAV (Wellington)	6,844,637	72,074,032
Small Cap Growth, Class NAV (Wellington)	6,971,864	74,529,227
Small Cap Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,631,399	71,784,577
Small Cap Value, Class NAV (Wellington)	4,857,050	$99,180,953
Small Company Growth, Class NAV (Invesco)	3,182,800	67,634,501
Small Company Value, Class NAV (T. Rowe Price)	1,972,452	68,049,580
Strategic Growth, Class NAV (John Hancock) (A)(1)	34,073,565	560,510,151
U.S. Equity, Class NAV (GMO)	26,331,996	310,980,871
Value Equity, Class NAV (Barrow Hanley)	17,954,781	190,859,326
Value, Class NAV (Invesco)	12,868,412	162,785,409
Fixed income - 14.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	14,892,463	150,413,880
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	9,463,763	87,255,899
Core Bond, Class NAV (Wells Capital)	2,972,163	38,459,793
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	15,469,409	142,009,177
Floating Rate Income, Class NAV (WAMCO)	46,798,050	417,906,586
Focused High Yield, Class NAV (John Hancock) (A)(1)	23,894,304	84,824,779
Global Bond, Class NAV (PIMCO) (I)	3,445,911	40,523,918
Global Income, Class NAV (Stone Harbor)	10,282,084	96,857,228
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	7,489,060	69,198,918
High Yield, Class NAV (WAMCO)	5,337,281	45,580,377
Real Return Bond, Class NAV (PIMCO)	8,716,958	96,758,237
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	23,306,386	228,635,649
Spectrum Income, Class NAV (T. Rowe Price)	14,380,012	150,127,322
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	21,890,179	237,727,349
Total Return, Class NAV (PIMCO)	8,198,280	111,660,571
U.S. High Yield Bond, Class NAV (Wells Capital)	4,846,751	55,446,826
Alternative and specialty - 14.8%
Absolute Return Currency, Class NAV (First Quadrant)	28,200,814	240,552,945
Financial Industries, Class NAV (John Hancock) (A)(1)	16,196,463	294,127,772
Global Absolute Return Strategies, Class NAV (Standard Life)	24,700,932	275,662,402
Global Real Estate, Class NAV (Deutsche)	7,478,114	67,602,147
Health Sciences, Class NAV (T. Rowe Price)	8,094,582	158,653,813
Natural Resources, Class NAV (Jennison)	13,951,560	174,952,564
Real Estate Equity, Class NAV (T. Rowe Price)	5,904,448	67,487,845
Redwood, Class NAV (Robeco)	10,623,993	118,138,804
Science & Technology, Class NAV (T. Rowe Price/Allianz)	26,374,737	351,311,494
Seaport, Class NAV (Wellington) (I)	4,475,646	49,276,859
Technical Opportunities, Class NAV (Wellington)	23,614,665	340,287,322
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,518,884,733)		$14,427,937,159
Total Investments (Lifestyle Growth Portfolio) (Cost $11,518,884,733) - 100.0%		$14,427,937,159
Other assets and liabilities, net - 0.0%		(808,293)
TOTAL NET ASSETS - 100.0%		$14,427,128,866

18SEE NOTES TO FINANCIAL STATEMENTS

LIFESTYLE BALANCED PORTFOLIO

As of 6-30-15
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 52.8%
All Cap Core, Class NAV (QS Investors)	17,056,659	$239,134,362
Alpha Opportunities, Class NAV (Wellington)	36,335,212	454,553,495
Blue Chip Growth, Class NAV (T. Rowe Price)	13,208,103	465,981,880
Capital Appreciation Value, Class NAV (T.Rowe Price)	55,391,283	665,249,305
Capital Appreciation, Class NAV (Jennison)	21,074,072	394,085,146
Disciplined Value, Class NAV (Robeco)	11,146,472	211,671,508
Emerging Markets Equity, Class NAV (John Hancock) (A)(1)(I)	5,053,399	49,927,587
Emerging Markets, Class NAV (DFA)	45,686,294	461,888,429
Equity Income, Class NAV (T. Rowe Price)	23,632,317	464,611,345
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	10,533,752	137,149,445
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	24,936,859	345,874,237
Global Equity, Class NAV (John Hancock) (A)(1)	13,354,359	144,627,707
Global Shareholder Yield, Class NAV (Epoch)	18,202,503	200,045,505
International Core, Class NAV (GMO)	9,517,734	313,894,864
International Growth Opportunities, Class NAV (Baillie Gifford)	17,258,992	231,270,494
International Growth Stock, Class NAV (Invesco)	18,672,001	249,084,499
International Small Cap, Class NAV (Franklin Templeton)	9,479,887	183,530,606
International Small Company, Class NAV (DFA)	17,560,681	182,455,472
International Value Equity, Class NAV (John Hancock) (A)(1)	19,978,427	167,818,788
International Value, Class NAV (Templeton)	29,906,102	472,217,358
Mid Cap Stock, Class NAV (Wellington)	15,913,221	347,863,006
Mid Value, Class NAV (T. Rowe Price)	16,693,002	274,266,022
Small Cap Core, Class NAV (Wellington)	5,356,521	56,404,164
Small Cap Growth, Class NAV (Wellington)	5,475,447	58,532,526
Small Cap Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,062,635	56,268,691
Small Cap Value, Class NAV (Wellington)	3,919,454	80,035,249
Small Company Growth, Class NAV (Invesco)	2,483,361	52,771,411
Small Company Value, Class NAV (T. Rowe Price)	1,598,074	55,133,557
Strategic Growth, Class NAV (John Hancock) (A)(1)	23,924,247	393,553,870
U.S. Equity, Class NAV (GMO)	25,004,168	295,299,229
Value Equity, Class NAV (Barrow Hanley)	12,176,803	129,439,411
Value, Class NAV (Invesco)	9,807,792	124,068,565
Fixed income - 33.9%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	53,553,657	540,891,940
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	16,906,695	155,879,731
Core Bond, Class NAV (Wells Capital)	15,661,428	202,658,884
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	21,626,028	198,526,939
Floating Rate Income, Class NAV (WAMCO)	97,549,291	871,115,171
Focused High Yield, Class NAV (John Hancock) (A)(1)	44,328,999	157,367,948
Global Bond, Class NAV (PIMCO) (I)	15,140,434	178,051,498
Global Income, Class NAV (Stone Harbor)	18,005,619	$169,612,930
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	17,733,936	163,861,572
High Yield, Class NAV (WAMCO)	10,292,654	87,899,269
Investment Quality Bond, Class NAV (Wellington)	16,605,266	202,418,196
Real Return Bond, Class NAV (PIMCO)	13,340,343	148,077,812
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	55,546,590	544,912,044
Spectrum Income, Class NAV (T. Rowe Price)	37,308,538	389,501,141
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	56,782,818	616,661,404
Total Return, Class NAV (PIMCO)	27,364,007	372,697,770
U.S. High Yield Bond, Class NAV (Wells Capital)	9,667,826	110,599,930
Alternative and specialty - 13.3%
Absolute Return Currency, Class NAV (First Quadrant)	32,260,848	275,185,033
Financial Industries, Class NAV (John Hancock) (A)(1)	14,284,709	259,410,320
Global Absolute Return Strategies, Class NAV (Standard Life)	27,675,768	308,861,568
Global Real Estate, Class NAV (Deutsche)	11,516,411	104,108,356
Health Sciences, Class NAV (T. Rowe Price)	7,298,047	143,041,718
Natural Resources, Class NAV (Jennison)	13,860,182	173,806,686
Real Estate Equity, Class NAV (T. Rowe Price)	5,949,070	67,997,867
Redwood, Class NAV (Robeco)	10,694,023	118,917,533
Science & Technology, Class NAV (T. Rowe Price/Allianz)	22,102,735	294,408,432
Seaport, Class NAV (Wellington) (I)	4,439,014	48,873,540
Technical Opportunities, Class NAV (Wellington)	14,545,081	209,594,619
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $12,724,259,251)		$15,073,647,584
Total Investments (Lifestyle Balanced Portfolio) (Cost $12,724,259,251) - 100.0%		$15,073,647,584
Other assets and liabilities, net - 0.0%		(1,054,266)
TOTAL NET ASSETS - 100.0%		$15,072,593,318

LIFESTYLE MODERATE PORTFOLIO

As of 6-30-15
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 37.9%
Alpha Opportunities, Class NAV (Wellington)	7,464,535	$93,381,333
Blue Chip Growth, Class NAV (T. Rowe Price)	3,304,988	116,599,976
Capital Appreciation Value, Class NAV (T.Rowe Price)	15,838,738	190,223,241
Capital Appreciation, Class NAV (Jennison)	5,006,099	93,614,060
Emerging Markets Equity, Class NAV (John Hancock) (A)(1)(I)	953,137	9,416,989
Emerging Markets, Class NAV (DFA)	8,337,593	84,293,065
Equity Income, Class NAV (T. Rowe Price)	7,295,212	143,423,872
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	3,114,161	40,546,373
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	10,111,238	140,242,876

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares or Principal Amount	Value
Equity - (continued)
Global Equity, Class NAV (John Hancock) (A)(1)	3,779,168	$40,928,395
Global Shareholder Yield, Class NAV (Epoch)	5,126,546	56,340,738
International Core, Class NAV (GMO)	1,606,464	52,981,193
International Growth Opportunities, Class NAV (Baillie Gifford)	3,247,993	43,523,103
International Growth Stock, Class NAV (Invesco)	3,530,409	47,095,656
International Small Cap, Class NAV (Franklin Templeton)	2,014,703	39,004,658
International Small Company, Class NAV (DFA)	3,758,310	39,048,845
International Value Equity, Class NAV (John Hancock) (A)(1)	3,601,458	30,252,249
International Value, Class NAV (Templeton)	5,815,654	91,829,169
Mid Cap Stock, Class NAV (Wellington)	3,183,691	69,595,476
Mid Value, Class NAV (T. Rowe Price)	4,609,155	75,728,422
Small Cap Growth, Class NAV (Wellington)	1,420,994	15,190,424
Small Cap Value, Class NAV (Wellington)	1,023,471	20,899,278
Small Company Growth, Class NAV (Invesco)	631,460	13,418,534
Small Company Value, Class NAV (T. Rowe Price)	419,826	14,483,999
Strategic Growth, Class NAV (John Hancock) (A)(1)	5,686,649	93,545,374
U.S. Equity, Class NAV (GMO)	7,344,321	86,736,435
Fixed income - 54.4%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	36,342,604	367,060,302
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	8,464,238	78,040,274
Core Bond, Class NAV (Wells Capital)	11,372,231	147,156,672
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	9,370,795	86,023,894
Floating Rate Income, Class NAV (WAMCO)	43,935,727	392,346,040
Focused High Yield, Class NAV (John Hancock) (A)(1)	18,490,933	65,642,814
Global Bond, Class NAV (PIMCO) (I)	8,953,386	105,291,823
Global Income, Class NAV (Stone Harbor)	7,147,533	67,329,765
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	5,222,320	48,254,234
High Yield, Class NAV (WAMCO)	4,974,200	42,479,669
Investment Quality Bond, Class NAV (Wellington)	12,040,155	146,769,492
Real Return Bond, Class NAV (PIMCO)	6,108,021	67,799,030
Short Duration Credit Opportunities Fund, Class NAV (Stone Harbor)	19,834,263	194,574,123
Spectrum Income, Class NAV (T. Rowe Price)	14,354,911	149,865,268
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	21,748,783	236,191,778
Total Return, Class NAV (PIMCO)	18,520,577	252,250,261
U.S. High Yield Bond, Class NAV (Wells Capital)	4,264,210	48,782,565
Alternative and specialty - 7.7%
Absolute Return Currency, Class NAV (First Quadrant)	10,989,573	93,741,056
Enduring Equity, Class NAV (Wellington)	2,088,844	22,058,190
Global Absolute Return Strategies, Class NAV (Standard Life)	9,500,891	106,029,946
Global Real Estate, Class NAV (Deutsche)	2,396,196	21,661,616
Natural Resources, Class NAV (Jennison)	3,016,346	37,824,975
Real Estate Equity, Class NAV (T. Rowe Price)	1,863,911	$21,304,504
Redwood, Class NAV (Robeco)	3,152,099	35,051,346
Seaport, Class NAV (Wellington) (I)	1,292,187	14,226,977
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,141,142,683)		$4,590,100,347
Total Investments (Lifestyle Moderate Portfolio) (Cost $4,141,142,683) - 100.0%		$4,590,100,347
Other assets and liabilities, net - 0.0%		546,647
TOTAL NET ASSETS - 100.0%		$4,590,646,994

LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-15
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 17.9%
Alpha Opportunities, Class NAV (Wellington)	2,273,170	$28,437,353
Blue Chip Growth, Class NAV (T. Rowe Price)	1,349,225	47,600,644
Capital Appreciation Value, Class NAV (T.Rowe Price)	8,427,310	101,211,994
Capital Appreciation, Class NAV (Jennison)	673,469	12,593,866
Emerging Markets Equity, Class NAV (John Hancock) (A)(1)(I)	315,160	3,113,782
Emerging Markets, Class NAV (DFA)	2,431,412	24,581,574
Equity Income, Class NAV (T. Rowe Price)	2,553,206	50,196,031
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	1,730,241	22,527,735
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	3,256,425	45,166,617
Global Equity, Class NAV (John Hancock) (A)(1)	2,791,999	30,237,349
Global Shareholder Yield, Class NAV (Epoch)	2,757,451	30,304,391
International Core, Class NAV (GMO)	783,423	25,837,291
International Growth Stock, Class NAV (Invesco)	2,949,534	39,346,789
International Value, Class NAV (Templeton)	3,194,379	50,439,247
Mid Cap Stock, Class NAV (Wellington)	1,188,802	25,987,222
Mid Value, Class NAV (T. Rowe Price)	1,114,721	18,314,871
Small Cap Growth, Class NAV (Wellington)	803,524	8,589,675
Small Cap Value, Class NAV (Wellington)	260,171	5,312,690
Small Company Value, Class NAV (T. Rowe Price)	103,983	3,587,397
Strategic Growth, Class NAV (John Hancock) (A)(1)	774,463	12,739,920
U.S. Equity, Class NAV (GMO)	3,712,896	43,849,306
Fixed income - 71.4%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	39,003,112	393,931,432
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	7,198,186	66,367,274
Core Bond, Class NAV (Wells Capital)	12,628,079	163,407,342

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares or Principal Amount	Value
Fixed income - (continued)
Core High Yield, Class NAV (John Hancock) (A)(2)	6,299,178	$65,007,513
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	9,773,696	89,722,527
Floating Rate Income, Class NAV (WAMCO)	38,416,305	343,057,605
Global Bond, Class NAV (PIMCO) (I)	9,424,767	110,835,256
Global Income, Class NAV (Stone Harbor)	3,793,646	35,736,149
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	3,542,820	32,735,660
High Yield, Class NAV (WAMCO)	1,208,979	10,324,679
Investment Quality Bond, Class NAV (Wellington)	13,405,032	163,407,342
Real Return Bond, Class NAV (PIMCO)	9,231,639	102,471,194
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	16,844,905	165,248,519
Short Term Government Income, Class NAV (John Hancock) (A)(1)	14,522,515	140,868,398
Spectrum Income, Class NAV (T. Rowe Price)	12,304,058	128,454,370
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	18,633,283	202,357,454
Total Return, Class NAV (PIMCO)	20,042,977	272,985,347
U.S. High Yield Bond, Class NAV (Wells Capital)	1,625,224	18,592,568
Alternative and specialty - 10.7%
Absolute Return Currency, Class NAV (First Quadrant)	12,463,278	106,311,757
Enduring Equity, Class NAV (Wellington)	6,434,271	67,945,897
Global Absolute Return Strategies, Class NAV (Standard Life)	11,160,880	124,555,424
Global Real Estate, Class NAV (Deutsche)	1,886,768	17,056,381
Natural Resources, Class NAV (Jennison)	1,224,147	15,350,804
Real Estate Equity, Class NAV (T. Rowe Price)	1,492,864	17,063,432
Redwood, Class NAV (Robeco)	1,821,387	20,253,824
Seaport, Class NAV (Wellington) (I)	751,000	8,268,510
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,363,468,149)		$3,512,292,402
Total Investments (Lifestyle Conservative Portfolio) (Cost $3,363,468,149) - 100.0%		$3,512,292,402
Other assets and liabilities, net - 0.0%		(741,912)
TOTAL NET ASSETS - 100.0%		$3,511,550,490

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS21

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 6-30-15 (unaudited)

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Assets
Investments in affiliated underlying funds, at value	$4,622,172,033	$14,427,937,159	$15,073,647,584	$4,590,100,347	$3,512,292,402
Cash	686	3,551	3,005	1,100	944
Receivable for investments sold	17,331,632	42,749,269	56,129,919	16,073,940	11,599,077
Receivable for fund shares sold	1,971,138	3,937,376	4,026,620	2,586,879	2,083,846
Dividends and interest receivable	177,379	4,922,243	10,221,213	4,056,787	3,361,590
Receivable due from advisor	216	822	954	350	601
Other assets	97,659	163,156	207,126	108,657	108,271
Total assets	4,641,750,743	14,479,713,576	15,144,236,421	4,612,928,060	3,529,446,731
Liabilities
Payable for investments purchased	1,990,000	15,169,031	24,286,405	8,923,032	9,470,691
Payable for fund shares repurchased	16,492,833	36,461,986	46,263,789	12,829,605	7,777,783
Distributions payable	—	—	68,587	146,837	320,400
Payable to affiliates
Accounting and legal services fees	144,071	449,276	468,925	142,841	109,436
Transfer agent fees	65,955	264,483	306,262	119,874	107,213
Trustees' fees	2,389	6,975	7,804	2,567	2,244
Distribution and service fees	15,376	44,363	46,785	17,821	16,603
Other liabilities and accrued expenses	83,540	188,596	194,546	98,489	91,871
Total liabilities	18,794,164	52,584,710	71,643,103	22,281,066	17,896,241
Net assets	$4,622,956,579	$14,427,128,866	$15,072,593,318	$4,590,646,994	$3,511,550,490
Net assets consist of
Paid-in capital	$3,361,398,424	$11,048,899,478	$12,462,808,688	$4,072,660,844	$3,332,283,928
Undistributed net investment income (loss)	(1,429,867)	31,560,183	1,221,315	507,762	415,896
Accumulated undistributed net realized gain (loss) on investments	136,761,062	437,616,779	259,174,982	68,520,724	30,026,413
Net unrealized appreciation (depreciation) on investments	1,126,226,960	2,909,052,426	2,349,388,333	448,957,664	148,824,253
Net assets	$4,622,956,579	$14,427,128,866	$15,072,593,318	$4,590,646,994	$3,511,550,490
Investments in affiliated underlying funds, at cost	$3,495,945,073	$11,518,884,733	$12,724,259,251	$4,141,142,683	$3,363,468,149
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$422,589,532	$1,631,979,345	$1,882,734,858	$687,239,570	$601,893,828
Shares outstanding	24,958,761	96,724,249	118,659,865	48,347,783	45,376,644
Net asset value and redemption price per share	$16.93	$16.87	$15.87	$14.21	$13.26
Class B1
Net assets	$19,485,734	$90,037,191	$90,215,554	$34,634,172	$33,991,859
Shares outstanding	1,152,679	5,341,580	5,688,349	2,438,386	2,561,255
Net asset value, offering price and redemption price per share	$16.90	$16.86	$15.86	$14.20	$13.27
Class C1
Net assets	$175,589,857	$768,916,606	$923,935,092	$414,914,573	$380,530,613
Shares outstanding	10,380,342	45,657,543	58,199,398	29,185,063	28,684,003
Net asset value, offering price and redemption price per share	$16.92	$16.84	$15.88	$14.22	$13.27
Class I
Net assets	$997,662	$7,391,909	$4,422,357	$1,837,154	$4,178,858
Shares outstanding	58,991	439,439	280,099	129,670	315,547
Net asset value, offering price and redemption price per share	$16.91	$16.82	$15.79	$14.17	$13.24
Class R1
Net assets	$7,735,672	$21,820,609	$18,415,269	$8,227,923	$9,999,566
Shares outstanding	456,983	1,290,849	1,165,305	579,687	754,274
Net asset value, offering price and redemption price per share	$16.93	$16.90	$15.80	$14.19	$13.26
Class R2
Net assets	$6,251,609	$15,101,258	$14,447,070	$6,928,174	$5,565,927
Shares outstanding	371,095	900,014	914,676	488,921	420,117
Net asset value, offering price and redemption price per share	$16.85	$16.78	$15.79	$14.17	$13.25

22SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 6-30-15 (unaudited)

Continued

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Class R3
Net assets	$6,407,465	$23,143,663	$28,496,861	$9,964,591	$10,230,141
Shares outstanding	379,676	1,375,106	1,800,276	702,423	773,255
Net asset value, offering price and redemption price per share	$16.88	$16.83	$15.83	$14.19	$13.23
Class R4
Net assets	$7,726,360	$21,591,359	$25,172,947	$12,569,684	$6,715,247
Shares outstanding	457,548	1,280,223	1,589,473	887,487	507,159
Net asset value, offering price and redemption price per share	$16.89	$16.87	$15.84	$14.16	$13.24
Class R5
Net assets	$11,576,604	$37,457,032	$39,730,346	$12,070,341	$10,466,848
Shares outstanding	684,053	2,216,042	2,505,724	851,461	790,101
Net asset value, offering price and redemption price per share	$16.92	$16.90	$15.86	$14.18	$13.25
Class R6
Net assets	$20,580,717	$46,750,555	$62,687,315	$28,236,344	$12,798,055
Shares outstanding	1,217,137	2,776,904	3,970,482	1,994,045	966,887
Net asset value, offering price and redemption price per share	$16.91	$16.84	$15.79	$14.16	$13.24
Class 1
Net assets	$3,944,015,367	$11,512,529,565	$11,834,917,856	$3,319,678,309	$2,435,179,548
Shares outstanding	233,450,256	683,784,295	749,908,057	234,168,525	183,934,147
Net asset value, offering price and redemption price per share	$16.89	$16.84	$15.78	$14.18	$13.24
Class 5
Net assets	—	$250,409,774	$147,417,793	$54,346,159	—
Shares outstanding	—	14,886,745	9,337,328	3,837,436	—
Net asset value, offering price and redemption price per share	—	$16.82	$15.79	$14.16	—
Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	$17.82	$17.76	$16.71	$14.96	$13.96

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS23

STATEMENTS OF OPERATIONS For the six months ended 6-30-15 (unaudited)

	Lifestyle Aggressive Portfolio	Lifestyle Growth Portfolio	Lifestyle Balanced Portfolio	Lifestyle Moderate Portfolio	Lifestyle Conservative Portfolio
Investment income
Income distributions received from affiliated underlying funds	$2,945,668	$46,974,772	$94,225,236	$41,884,982	$36,914,771
Expenses
Investment management fees	1,477,082	4,675,708	4,968,641	1,309,363	994,626
Distribution and service fees	2,671,385	9,826,572	11,074,538	4,226,483	3,718,452
Transfer agent fees	386,271	1,554,728	1,805,790	715,832	646,246
Accounting and legal services fees	273,032	853,457	894,270	274,308	211,240
State registration fees	72,789	116,251	130,571	92,672	89,852
Professional fees	44,008	89,209	93,071	43,742	39,896
Printing and postage	27,900	96,442	94,525	39,541	35,208
Custodian fees	5,255	5,255	5,255	5,255	5,255
Trustees' fees	32,326	100,752	106,584	33,079	25,953
Registration and filing fees	15,406	16,313	16,347	16,054	15,574
Other	14,653	37,862	39,937	15,102	12,688
Total expenses before reductions	5,020,107	17,372,549	19,229,529	6,771,431	5,794,990
Less expense reductions	(644,572)	(1,957,960)	(2,077,982)	(434,325)	(374,433)
Net expenses	4,375,535	15,414,589	17,151,547	6,337,106	5,420,557
Net investment income (loss)	(1,429,867)	31,560,183	77,073,689	35,547,876	31,494,214
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated underlying funds	5,899,850	23,148,749	50,892,933	(1,836,109)	1,707,510
	5,899,850	23,148,749	50,892,933	(1,836,109)	1,707,510
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	181,579,363	424,576,902	260,596,414	38,644,853	(8,668,923)
	181,579,363	424,576,902	260,596,414	38,644,853	(8,668,923)
Net realized and unrealized gain (loss)	187,479,213	447,725,651	311,489,347	36,808,744	(6,961,413)
Increase (decrease) in net assets from operations	$186,049,346	$479,285,834	$388,563,036	$72,356,620	$24,532,801

24SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Aggressive Portfolio		Lifestyle Growth Portfolio		Lifestyle Balanced Portfolio
	Six months ended 6-30-15	Year ended 12-31-14	Six months ended 6-30-15	Year ended 12-31-14	Six months ended 6-30-15	Year ended 12-31-14
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	($1,429,867)	$37,741,951	$31,560,183	$191,481,603	$77,073,689	$295,209,874
Net realized gain (loss)	5,899,850	446,189,677	23,148,749	1,208,598,509	50,892,933	1,016,616,255
Change in net unrealized appreciation (depreciation)	181,579,363	(270,830,241)	424,576,902	(736,837,677)	260,596,414	(679,174,213)
Increase (decrease) in net assets resulting from operations	186,049,346	213,101,387	479,285,834	663,242,435	388,563,036	632,651,916
Distributions to shareholders
From net investment income
Class A	—	(2,118,650)	—	(16,454,555)	(7,061,652)	(29,129,870)
Class B	—	—	—	(339,160)	(16,224)	(901,230)
Class C	—	—	—	(2,570,439)	(157,697)	(8,391,473)
Class I1	—	—	—	—	(12,185)	—
Class R1	—	(5,068)	—	(142,144)	(35,367)	(251,058)
Class R2	—	(18,893)	—	(114,068)	(45,528)	(141,280)
Class R3	—	(6,961)	—	(167,702)	(70,246)	(422,560)
Class R4	—	(33,740)	—	(327,672)	(140,622)	(700,724)
Class R5	—	(91,439)	—	(515,684)	(214,850)	(815,466)
Class R6	—	(144,827)	—	(551,171)	(327,209)	(738,819)
Class 1	—	(35,522,058)	—	(166,874,083)	(66,930,197)	(250,847,955)
Class 5	—	—	—	(3,440,644)	(854,396)	(2,854,396)
From net realized gain
Class A	—	(6,195,870)	—	(26,018,189)	—	(18,299,499)
Class B	—	(297,396)	—	(1,714,620)	—	(1,003,173)
Class C	—	(2,362,421)	—	(12,625,482)	—	(9,097,013)
Class R1	—	(123,013)	—	(365,396)	—	(199,944)
Class R2	—	(75,542)	—	(209,131)	—	(105,996)
Class R3	—	(108,790)	—	(380,162)	—	(301,461)
Class R4	—	(116,196)	—	(486,939)	—	(409,929)
Class R5	—	(191,899)	—	(644,305)	—	(417,111)
Class R6	—	(244,491)	—	(633,588)	—	(396,008)
Class 1	—	(63,217,911)	—	(198,435,263)	—	(124,295,986)
Class 5	—	—	—	(3,955,133)	—	(1,421,827)
Total distributions	—	(110,875,165)	—	(436,965,530)	(75,866,173)	(451,142,778)
From portfolio share transactions	(138,542,392)	(143,712,179)	(396,929,965)	(22,997,756)	(375,948,124)	9,194,090
Total increase (decrease)	47,506,954	(41,485,957)	82,355,869	203,279,149	(63,251,261)	190,703,228
Net assets
Beginning of period	4,575,449,625	4,616,935,582	14,344,772,997	14,141,493,848	15,135,844,579	14,945,141,351
End of period	$4,622,956,579	$4,575,449,625	$14,427,128,866	$14,344,772,997	$15,072,593,318	$15,135,844,579
Undistributed net investment income (loss)	($1,429,867)	—	$31,560,183	—	$1,221,315	$13,799

SEE NOTES TO FINANCIAL STATEMENTS25

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Lifestyle Moderate Portfolio		Lifestyle Conservative Portfolio
	Six months ended 6-30-15	Year ended 12-31-14	Six months ended 6-30-15	Year ended 12-31-14
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$35,547,876	$118,271,194	$31,494,214	$104,128,205
Net realized gain (loss)	(1,836,109)	196,587,327	1,707,510	154,238,297
Change in net unrealized appreciation (depreciation)	38,644,853	(139,447,482)	(8,668,923)	(125,714,439)
Increase (decrease) in net assets resulting from operations	72,356,620	175,411,039	24,532,801	132,652,063
Distributions to shareholders
From net investment income
Class A	(4,490,033)	(14,634,395)	(4,772,482)	(15,214,977)
Class B	(101,522)	(619,812)	(143,093)	(760,189)
Class C	(1,198,147)	(6,312,704)	(1,593,942)	(6,980,446)
Class I1	(7,855)	—	(20,984)	—
Class R1	(37,354)	(164,644)	(59,669)	(200,543)
Class R2	(38,396)	(80,799)	(39,919)	(86,316)
Class R3	(50,042)	(196,401)	(66,778)	(250,455)
Class R4	(91,114)	(297,984)	(63,962)	(233,794)
Class R5	(95,065)	(298,432)	(103,294)	(382,522)
Class R6	(230,566)	(489,660)	(124,238)	(205,322)
Class 1	(28,244,382)	(93,767,521)	(24,089,957)	(79,821,425)
Class 5	(464,516)	(1,399,599)	—	—
From net realized gain
Class A	—	(16,532,992)	—	(20,731,473)
Class B	—	(974,299)	—	(1,350,991)
Class C	—	(10,313,452)	—	(13,220,884)
Class R1	—	(207,153)	—	(334,521)
Class R2	—	(109,708)	—	(178,596)
Class R3	—	(253,873)	—	(381,078)
Class R4	—	(339,944)	—	(324,521)
Class R5	—	(295,766)	—	(435,897)
Class R6	—	(503,733)	—	(292,139)
Class 1	—	(87,194,751)	—	(90,670,250)
Class 5	—	(1,312,858)	—	—
Total distributions	(35,048,992)	(236,300,480)	(31,078,318)	(232,056,339)
From portfolio share transactions	(134,634,422)	116,724,948	(137,770,309)	14,875,041
Total increase (decrease)	(97,326,794)	55,835,507	(144,315,826)	(84,529,235)
Net assets
Beginning of period	4,687,973,788	4,632,138,281	3,655,866,316	3,740,395,551
End of period	$4,590,646,994	$4,687,973,788	$3,511,550,490	$3,655,866,316
Undistributed net investment income (loss)	$507,762	$8,878	$415,896	—

1The inception date for Class I shares is 5-1-15.

26SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2015[6]	16.29	(0.03)	0.67	0.64	—	—	—	—	16.93	3.93	[7]	0.52	[8]	0.47	[8]	(0.34	) [8]	423		4
12-31-2014	15.94	0.10	0.60	0.70	(0.09)	(0.26)	—	(0.35)	16.29	4.39		0.53		0.47		0.59		393		18
12-31-2013	12.95	0.09	3.24	3.33	(0.09)	(0.25)	—	(0.34)	15.94	25.70		0.54		0.52		0.58		337		21
12-31-2012	11.30	0.08	1.71	1.79	(0.08)	(0.06)	—	(0.14)	12.95	15.83		0.58		0.57		0.66		239		21
12-31-2011	12.34	0.05	(0.92)	(0.87)	(0.05)	(0.12)	—	(0.17)	11.30		(7.09)	0.58		0.58		0.39		200		25
12-31-2010	10.82	0.04	1.64	1.68	(0.04)	(0.12)	—	(0.16)	12.34	15.50		0.62	[9]	0.61		0.34		185		19
CLASS B
06-30-2015[6]	16.33	(0.09)	0.66	0.57	—	—	—	—	16.90	3.49	[7]	1.25	[8]	1.23	[8]	(1.11	) [8]	19		4
12-31-2014	15.98	(0.06)	0.63	0.57	—	(0.22)	—	(0.22)	16.33	3.58		1.28		1.26			(0.36)	22		18
12-31-2013	12.98	(0.05)	3.26	3.21	—	(0.21)	—	(0.21)	15.98	24.73		1.32	[9]	1.32			(0.33)	27		21
12-31-2012	11.33	(0.02)	1.71	1.69	—	(0.04)	—	(0.04)	12.98	14.94		1.37	[9]	1.35			(0.18)	24		21
12-31-2011	12.37	(0.05)	(0.92)	(0.97)	—	(0.07)	—	(0.07)	11.33		(7.83)	1.38	[9]	1.35			(0.45)	23		25
12-31-2010	10.86	(0.05)	1.64	1.59	—	(0.08)	—	(0.08)	12.37	14.61		1.40	[9]	1.35			(0.46)	24		19
CLASS C
06-30-2015[6]	16.33	(0.09)	0.68	0.59	—	—	—	—	16.92	3.61	[7]	1.22	[8]	1.20	[8]	(1.07	) [8]	176		4
12-31-2014	15.99	(0.03)	0.60	0.57	—	(0.23)	—	(0.23)	16.33	3.56		1.23		1.21			(0.19)	169		18
12-31-2013	12.98	(0.02)	3.25	3.23	—	(0.22)	—	(0.22)	15.99	24.90		1.24		1.23			(0.17)	159		21
12-31-2012	11.33	(0.01)	1.71	1.70	—	(0.05)	—	(0.05)	12.98	15.00		1.28		1.27			(0.11)	121		21
12-31-2011	12.37	(0.04)	(0.92)	(0.96)	—	(0.08)	—	(0.08)	11.33		(7.76)	1.29		1.28			(0.36)	112		25
12-31-2010	10.86	(0.04)	1.63	1.59	—	(0.08)	—	(0.08)	12.37	14.61		1.34	[9]	1.33			(0.39)	111		19
CLASS I
06-30-2015[6,10]	17.07	0.01	(0.17)	(0.16)	—	—	—	—	16.91	(0.94	) [7]	0.19	[8]	0.17	[8]	0.42	[8]	1		4	[11]
CLASS R1
06-30-2015[6]	16.32	(0.07)	0.68	0.61	—	—	—	—	16.93	3.74	[7]	0.93	[8]	0.91	[8]	(0.78	) [8]	8		4
12-31-2014	15.98	(0.03)	0.64	0.61	(0.01)	(0.26)	—	(0.27)	16.32	3.82		1.02		1.00			(0.18)	8		18
12-31-2013	12.98	0.01	3.26	3.27	(0.02)	(0.25)	—	(0.27)	15.98	25.18		0.95		0.94		0.10		10		21
12-31-2012	11.33	0.02	1.73	1.75	(0.04)	(0.06)	—	(0.10)	12.98	15.42		0.97		0.96		0.19		9		21
12-31-2011	12.38	(0.02)	(0.91)	(0.93)	—	(0.12)	—	(0.12)	11.33		(7.49)	0.99		0.98			(0.14)	8		25
12-31-2010	10.87	— [12]	1.63	1.63	—	(0.12)	—	(0.12)	12.38	14.99		0.96	[9]	0.96			(0.03)	8		19
CLASS R2
06-30-2015[6]	16.22	(0.04)	0.67	0.63	—	—	—	—	16.85	3.88	[7]	0.69	[8]	0.61	[8]	(0.48	) [8]	6		4
12-31-2014	15.88	0.14	0.53	0.67	(0.07)	(0.26)	—	(0.33)	16.22	4.19		1.01		0.62		0.85		5		18
12-31-2013	12.89	0.13	3.18	3.31	(0.07)	(0.25)	—	(0.32)	15.88	25.66		1.59		0.62		0.89		2		21
12-31-2012[13]	12.49	0.09	0.44	0.53	(0.07)	(0.06)	—	(0.13)	12.89	4.27	[7]	16.29	[8]	0.62	[8]	0.69	[7]	—	[14]	21	[15]
CLASS R3
06-30-2015[6]	16.27	(0.06)	0.67	0.61	—	—	—	—	16.88	3.75	[7]	0.87	[8]	0.84	[8]	(0.72	) [8]	6		4
12-31-2014	15.92	(0.01)	0.64	0.63	(0.02)	(0.26)	—	(0.28)	16.27	3.94		0.94		0.92			(0.06)	7		18
12-31-2013	12.93	— [12]	3.27	3.27	(0.03)	(0.25)	—	(0.28)	15.92	25.29		0.85		0.85		0.02		9		21
12-31-2012	11.28	0.03	1.72	1.75	(0.04)	(0.06)	—	(0.10)	12.93	15.53		0.88		0.88		0.27		10		21
12-31-2011	12.33	(0.01)	(0.90)	(0.91)	(0.02)	(0.12)	—	(0.14)	11.28		(7.41)	0.87		0.87			(0.06)	10		25
12-31-2010	10.82	0.01	1.63	1.64	(0.01)	(0.12)	—	(0.13)	12.33	15.21		0.85		0.84		0.06		12		19
CLASS R4
06-30-2015[6]	16.24	(0.03)	0.68	0.65	—	—	—	—	16.89	4.00	[7]	0.55	[8]	0.43	[8]	(0.30	) [8]	8		4
12-31-2014	15.90	0.09	0.59	0.68	(0.08)	(0.26)	—	(0.34)	16.24	4.25		0.68		0.56		0.53		7		18
12-31-2013	12.91	0.07	3.25	3.32	(0.08)	(0.25)	—	(0.33)	15.90	25.76		0.59		0.48		0.45		8		21
12-31-2012	11.27	0.06	1.73	1.79	(0.09)	(0.06)	—	(0.15)	12.91	15.86		0.59		0.53		0.52		8		21
12-31-2011	12.32	0.04	(0.92)	(0.88)	(0.05)	(0.12)	—	(0.17)	11.27		(7.13)	0.61		0.61		0.33		8		25
12-31-2010	10.81	0.04	1.64	1.68	(0.05)	(0.12)	—	(0.17)	12.32	15.56		0.55		0.55		0.34		8		19

SEE NOTES TO FINANCIAL STATEMENTS27

Financial Highlights continued

Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2015[6]	16.26		(0.01)	0.67	0.66	—	—	—	—	16.92	4.06	[7]	0.22	[8]	0.19	[8]	(0.07	) [8]	12		4
12-31-2014	15.92	0.12		0.61	0.73	(0.13)	(0.26)	—	(0.39)	16.26	4.56		0.28		0.26		0.75		12		18
12-31-2013	12.92	0.12		3.25	3.37	(0.12)	(0.25)	—	(0.37)	15.92	26.08		0.25		0.25		0.81		11		21
12-31-2012	11.27	0.08		1.75	1.83	(0.12)	(0.06)	—	(0.18)	12.92	16.22		0.27		0.26		0.62		9		21
12-31-2011	12.31	0.08		(0.91)	(0.83)	(0.09)	(0.12)	—	(0.21)	11.27		(6.76)	0.26		0.25		0.67		12		25
12-31-2010	10.80	0.08		1.63	1.71	(0.08)	(0.12)	—	(0.20)	12.31	15.84		0.26		0.25		0.68		11		19
CLASS R6
06-30-2015[6]	16.23	0.01		0.67	0.68	—	—	—	—	16.91	4.19	[7]	0.15	[8]	0.06	[8]	0.08	[8]	21		4
12-31-2014	15.89	0.20		0.56	0.76	(0.16)	(0.26)	—	(0.42)	16.23	4.76		0.26		0.06		1.24		15		18
12-31-2013	12.89	0.18		3.21	3.39	(0.14)	(0.25)	—	(0.39)	15.89	26.30		0.38		0.11		1.26		5		21
12-31-2012	11.24	0.36		1.49	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43		2.57		0.11		2.88		2		21
12-31-2011[16]	11.68	0.11		(0.33)	(0.22)	(0.10)	(0.12)	—	(0.22)	11.24	(1.87	) [7]	16.56	[8]	0.11	[8]	0.95	[7]	—	[14]	25	[17]
CLASS 1
06-30-2015[6]	16.22	—	[12]	0.67	0.67	—	—	—	—	16.89	4.13	[7]	0.13	[8]	0.11	[8]	0.02	[8]	3,944		4
12-31-2014	15.88	0.14		0.61	0.75	(0.15)	(0.26)	—	(0.41)	16.22	4.71		0.13		0.11		0.88		3,937		18
12-31-2013	12.89	0.13		3.25	3.38	(0.14)	(0.25)	—	(0.39)	15.88	26.23		0.11		0.11		0.91		4,048		21
12-31-2012	11.24	0.13		1.72	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43		0.12		0.11		1.05		3,375		21
12-31-2011	12.28	0.10		(0.92)	(0.82)	(0.10)	(0.12)	—	(0.22)	11.24		(6.66)	0.11		0.11		0.78		3,164		25
12-31-2010	10.77	0.09		1.63	1.72	(0.09)	(0.12)	—	(0.21)	12.28	16.01		0.12		0.11		0.79		3,499		19

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.65% - 3.11%, 0.67% - 2.85%, 0.69% - 3.11%, 0.73% - 1.48%, 0.48% - 1.40% and 0.48% - 1.39%, for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.
6	Six months ended 6-30-15. Unaudited.
7	Not annualized.
8	Annualized.
9	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.04% of average net assets for Cass B shares. 12-31-12: 0.04% of average net assets for Class B shares. 12-31-11: 0.05% of average net assets for Class B shares. 12-31-10: 0.03%, 0.03%, 0.05%, and 0.05% of average net assets for Class A, Class B, Class C and Class R1 shares, respectively.
10	The inception date for Class I shares is 5-1-15.
11	The portfolio turnover is shown for the period from 1-1-15 to 6-30-15.
12	Less than $0.005 per share.
13	The inception date for Class R2 shares is 3-1-12.
14	Less than $500,000.
15	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
16	The inception date for Class R6 shares is 9-1-11.
17	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

28SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2015[6]	16.35	0.02	0.50	0.52	—	—	—	—	16.87	3.18	[7]	0.51	[8]	0.47	[8]	0.18	[8]	1,632		5
12-31-2014	16.09	0.19	0.54	0.73	(0.18)	(0.29)	—	(0.47)	16.35	4.48		0.52		0.47		1.14		1,535		16
12-31-2013	13.53	0.17	2.78	2.95	(0.17)	(0.22)	—	(0.39)	16.09	21.81		0.53		0.52		1.13		1,274		20
12-31-2012	11.96	0.17	1.62	1.79	(0.16)	(0.06)	—	(0.22)	13.53	15.01		0.57		0.56		1.28		890		23
12-31-2011	12.89	0.15	(0.83)	(0.68)	(0.14)	(0.11)	—	(0.25)	11.96		(5.30)	0.58		0.57		1.14		699		24
12-31-2010	11.50	0.19	1.51	1.70	(0.18)	(0.13)	—	(0.31)	12.89	14.77		0.56		0.55		1.58		593		19
CLASS B
06-30-2015[6]	16.39	(0.05)	0.52	0.47	—	—	—	—	16.86	2.87	[7]	1.22	[8]	1.20	[8]	(0.56	) [8]	90		5
12-31-2014	16.14	0.04	0.56	0.60	(0.06)	(0.29)	—	(0.35)	16.39	3.65		1.23		1.21		0.23		100		16
12-31-2013	13.57	0.04	2.80	2.84	(0.05)	(0.22)	—	(0.27)	16.14	20.93		1.24		1.24		0.29		119		20
12-31-2012	12.00	0.06	1.64	1.70	(0.07)	(0.06)	—	(0.13)	13.57	14.18		1.28		1.28		0.50		108		23
12-31-2011	12.92	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	12.00		(5.91)	1.31	[9]	1.30		0.37		93		24
12-31-2010	11.54	0.08	1.51	1.59	(0.08)	(0.13)	—	(0.21)	12.92	13.81		1.36	[9]	1.35		0.69		89		19
CLASS C
06-30-2015[6]	16.37	(0.05)	0.52	0.47	—	—	—	—	16.84	2.87	[7]	1.22	[8]	1.19	[8]	(0.54	) [8]	769		5
12-31-2014	16.12	0.06	0.54	0.60	(0.06)	(0.29)	—	(0.35)	16.37	3.66		1.22		1.20		0.38		739		16
12-31-2013	13.56	0.06	2.77	2.83	(0.05)	(0.22)	—	(0.27)	16.12	20.88		1.23		1.23		0.39		646		20
12-31-2012	11.99	0.07	1.63	1.70	(0.07)	(0.06)	—	(0.13)	13.56	14.21		1.27		1.26		0.52		485		23
12-31-2011	12.91	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	11.99		(5.90)	1.28		1.27		0.38		422		24
12-31-2010	11.53	0.10	1.51	1.61	(0.10)	(0.13)	—	(0.23)	12.91	13.93		1.25		1.25		0.84		404		19
CLASS I
06-30-2015[6,10]	16.97	0.04	(0.19)	(0.15)	—	—	—	—	16.82	(0.88	) [7]	0.19	[8]	0.17	[8]	1.50	[8]	7		5	[11]
CLASS R1
06-30-2015[6]	16.41	(0.02)	0.51	0.49	—	—	—	—	16.90	2.99	[7]	0.90	[8]	0.87	[8]	(0.22	) [8]	22		5
12-31-2014	16.15	0.10	0.56	0.66	(0.11)	(0.29)	—	(0.40)	16.41	4.04		0.89		0.87		0.62		22		16
12-31-2013	13.58	0.10	2.80	2.90	(0.11)	(0.22)	—	(0.33)	16.15	21.36		0.88		0.88		0.69		23		20
12-31-2012	12.01	0.13	1.63	1.76	(0.13)	(0.06)	—	(0.19)	13.58	14.67		0.87		0.86		0.97		19		23
12-31-2011	12.95	0.09	(0.81)	(0.72)	(0.11)	(0.11)	—	(0.22)	12.01		(5.59)	0.92		0.92		0.70		16		24
12-31-2010	11.57	0.15	1.50	1.65	(0.14)	(0.13)	—	(0.27)	12.95	14.28		0.87		0.86		1.24		15		19
CLASS R2
06-30-2015[6]	16.27	— [12]	0.51	0.51	—	—	—	—	16.78	3.13	[7]	0.64	[8]	0.61	[8]	0.05	[8]	15		5
12-31-2014	16.02	0.18	0.51	0.69	(0.15)	(0.29)	—	(0.44)	16.27	4.29		0.73		0.62		1.07		12		16
12-31-2013	13.47	0.26	2.66	2.92	(0.15)	(0.22)	—	(0.37)	16.02	21.67		0.90	[9]	0.62		1.72		9		20
12-31-2012[13]	13.05	0.16	0.48	0.64	(0.16)	(0.06)	—	(0.22)	13.47	4.90	[7]	16.20	[8]	0.62	[8]	1.21	[7]	—	[14]	23	[15]
CLASS R3
06-30-2015[6]	16.33	(0.01)	0.51	0.50	—	—	—	—	16.83	3.06	[7]	0.77	[8]	0.75	[8]	(0.10	) [8]	23		5
12-31-2014	16.08	0.11	0.55	0.66	(0.12)	(0.29)	—	(0.41)	16.33	4.09		0.82		0.80		0.69		23		16
12-31-2013	13.52	0.12	2.78	2.90	(0.12)	(0.22)	—	(0.34)	16.08	21.45		0.79		0.79		0.79		24		20
12-31-2012	11.95	0.11	1.65	1.76	(0.13)	(0.06)	—	(0.19)	13.52	14.77		0.81		0.81		0.83		19		23
12-31-2011	12.88	0.10	(0.81)	(0.71)	(0.11)	(0.11)	—	(0.22)	11.95		(5.50)	0.81		0.81		0.80		22		24
12-31-2010	11.50	0.15	1.51	1.66	(0.15)	(0.13)	—	(0.28)	12.88	14.46		0.81		0.81		1.24		23		19
CLASS R4
06-30-2015[6]	16.33	0.02	0.52	0.54	—	—	—	—	16.87	3.31	[7]	0.48	[8]	0.36	[8]	0.27	[8]	22		5
12-31-2014	16.08	0.21	0.52	0.73	(0.19)	(0.29)	—	(0.48)	16.33	4.49		0.51		0.39		1.26		29		16
12-31-2013	13.51	0.18	2.79	2.97	(0.18)	(0.22)	—	(0.40)	16.08	21.99		0.50		0.40		1.20		24		20
12-31-2012	11.95	0.16	1.65	1.81	(0.19)	(0.06)	—	(0.25)	13.51	15.11		0.50		0.44		1.21		19		23
12-31-2011	12.88	0.14	(0.81)	(0.67)	(0.15)	(0.11)	—	(0.26)	11.95		(5.18)	0.52		0.52		1.08		17		24
12-31-2010	11.50	0.19	1.51	1.70	(0.19)	(0.13)	—	(0.32)	12.88	14.80		0.48		0.48		1.57		19		19

SEE NOTES TO FINANCIAL STATEMENTS29

Financial Highlights continued

Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2015[6]	16.35	0.04	0.51	0.55	—	—	—	—	16.90	3.36	[7]	0.17	[8]	0.15	[8]	0.50	[8]	37		5
12-31-2014	16.10	0.22	0.55	0.77	(0.23)	(0.29)	—	(0.52)	16.35	4.71		0.19		0.17		1.34		38		16
12-31-2013	13.52	0.21	2.80	3.01	(0.21)	(0.22)	—	(0.43)	16.10	22.29		0.18		0.18		1.40		37		20
12-31-2012	11.95	0.21	1.63	1.84	(0.21)	(0.06)	—	(0.27)	13.52	15.43		0.18		0.18		1.58		32		23
12-31-2011	12.88	0.19	(0.82)	(0.63)	(0.19)	(0.11)	—	(0.30)	11.95		(4.92)	0.21		0.20		1.49		26		24
12-31-2010	11.50	0.21	1.52	1.73	(0.22)	(0.13)	—	(0.35)	12.88	15.06		0.21		0.21		1.80		22		19
CLASS R6
06-30-2015[6]	16.28	0.05	0.51	0.56	—	—	—	—	16.84	3.44	[7]	0.12	[8]	0.06	[8]	0.60	[8]	47		5
12-31-2014	16.03	0.30	0.49	0.79	(0.25)	(0.29)	—	(0.54)	16.28	4.86		0.17		0.06		1.81		37		16
12-31-2013	13.47	0.29	2.71	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31		0.19		0.11		1.95		19		20
12-31-2012	11.90	0.58	1.27	1.85	(0.22)	(0.06)	—	(0.28)	13.47	15.60		2.23		0.11		4.39		3		23
12-31-2011[16]	12.34	0.19	(0.32)	(0.13)	(0.20)	(0.11)	—	(0.31)	11.90	(1.07	) [7]	15.94	[8]	0.10	[8]	1.58	[7]	—	[14]	24	[17]
CLASS 1
06-30-2015[6]	16.28	0.05	0.51	0.56	—	—	—	—	16.84	3.44	[7]	0.13	[8]	0.11	[8]	0.54	[8]	11,513		5
12-31-2014	16.03	0.23	0.55	0.78	(0.24)	(0.29)	—	(0.53)	16.28	4.80		0.13		0.11		1.41		11,576		16
12-31-2013	13.47	0.22	2.78	3.00	(0.22)	(0.22)	—	(0.44)	16.03	22.31		0.11		0.11		1.45		11,766		20
12-31-2012	11.91	0.21	1.63	1.84	(0.22)	(0.06)	—	(0.28)	13.47	15.50		0.11		0.11		1.64		10,106		23
12-31-2011	12.84	0.19	(0.81)	(0.62)	(0.20)	(0.11)	—	(0.31)	11.91		(4.84)	0.11		0.11		1.50		9,411		24
12-31-2010	11.45	0.23	1.52	1.75	(0.23)	(0.13)	—	(0.36)	12.84	15.30		0.11		0.11		1.92		10,305		19
CLASS 5
06-30-2015[6]	16.26	0.05	0.51	0.56	—	—	—	—	16.82	3.44	[7]	0.08	[8]	0.06	[8]	0.59	[8]	250		5
12-31-2014	16.01	0.25	0.54	0.79	(0.25)	(0.29)	—	(0.54)	16.26	4.86		0.08		0.06		1.53		233		16
12-31-2013	13.46	0.24	2.76	3.00	(0.23)	(0.22)	—	(0.45)	16.01	22.31		0.06		0.06		1.60		201		20
12-31-2012	11.90	0.23	1.62	1.85	(0.23)	(0.06)	—	(0.29)	13.46	15.57		0.06		0.06		1.78		142		23
12-31-2011	12.82	0.21	(0.81)	(0.60)	(0.21)	(0.11)	—	(0.32)	11.90		(4.72)	0.06		0.06		1.63		111		24
12-31-2010	11.44	0.25	1.50	1.75	(0.24)	(0.13)	—	(0.37)	12.82	15.28		0.06		0.06		2.07		98		19

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.55% - 3.11%, 0.55% - 2.85%, 0.63%-3.11%, 0.63%-1.48%, 0.48%-1.40% and 0.48%-1.39% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.
6	Six months ended 6-30-15. Unaudited.
7	Not annualized.
8	Annualized.
9	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares. 12-31-11: 0.02% of average net assets for Class B shares. 12-31-10: 0.07% of average net assets for Class B shares.
10	The inception date for Class I shares is 5-1-15.
11	The portfolio turnover is shown for the period from 1-1-15 to 6-30-15.
12	Less than $0.005 per share.
13	The inception date for Class R2 shares is 3-1-12.
14	Less than $500,000.
15	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
16	The inception date for Class R6 shares is 9-1-11.
17	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

30SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2015[6]	15.55	0.06		0.32	0.38	(0.06)	—	—	(0.06)	15.87	2.44	[7]	0.52	[8]	0.47	[8]	0.78	[8]	1,883		4
12-31-2014	15.36	0.28		0.34	0.62	(0.27)	(0.16)	—	(0.43)	15.55	4.00		0.52		0.47		1.77		1,786		15
12-31-2013	13.61	0.25		1.89	2.14	(0.24)	(0.15)	—	(0.39)	15.36	15.76		0.53		0.51		1.69		1,461		19
12-31-2012	12.26	0.26		1.40	1.66	(0.24)	(0.07)	—	(0.31)	13.61	13.59		0.56		0.56		1.96		1,043		20
12-31-2011	12.96	0.28		(0.62)	(0.34)	(0.26)	(0.10)	—	(0.36)	12.26		(2.62)	0.57		0.57		2.17		751		23
12-31-2010	11.85	0.31		1.23	1.54	(0.30)	(0.13)	—	(0.43)	12.96	13.13		0.54		0.54		2.55		588		19
CLASS B
06-30-2015[6]	15.54	—	[9]	0.32	0.32	— [9]	—	—	— [9]	15.86	2.08	[7]	1.22	[8]	1.20	[8]	0.03	[8]	90		4
12-31-2014	15.35	0.13		0.37	0.50	(0.15)	(0.16)	—	(0.31)	15.54	3.21		1.24		1.22		0.85		98		15
12-31-2013	13.61	0.12		1.90	2.02	(0.13)	(0.15)	—	(0.28)	15.35	14.84		1.28		1.28		0.81		116		19
12-31-2012	12.26	0.16		1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.61	12.80		1.29		1.28		1.18		107		20
12-31-2011	12.96	0.18		(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.26		(3.30)	1.29		1.29		1.41		85		23
12-31-2010	11.85	0.20		1.24	1.44	(0.20)	(0.13)	—	(0.33)	12.96	12.23		1.31	[10]	1.31		1.67		74		19
CLASS C
06-30-2015[6]	15.55	—	[9]	0.33	0.33	— [9]	—	—	— [9]	15.88	2.14	[7]	1.22	[8]	1.19	[8]	0.05	[8]	924		4
12-31-2014	15.37	0.16		0.33	0.49	(0.15)	(0.16)	—	(0.31)	15.55	3.18		1.22		1.20		1.00		892		15
12-31-2013	13.62	0.14		1.89	2.03	(0.13)	(0.15)	—	(0.28)	15.37	14.93		1.23		1.23		0.96		767		19
12-31-2012	12.27	0.16		1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.62	12.81		1.26		1.26		1.19		579		20
12-31-2011	12.97	0.18		(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.27		(3.29)	1.27		1.27		1.37		484		23
12-31-2010	11.86	0.22		1.23	1.45	(0.21)	(0.13)	—	(0.34)	12.97	12.34		1.24		1.24		1.82		448		19
CLASS I
06-30-2015[6,11]	16.00	0.07		(0.24)	(0.17)	(0.04)	—	—	(0.04)	15.79		(1.04)	0.19		0.17		2.67		4		4	[12]
CLASS R1
06-30-2015[6]	15.48	0.03		0.32	0.35	(0.03)	—	—	(0.03)	15.80	2.26	[7]	0.89	[8]	0.87	[8]	0.37	[8]	18		4
12-31-2014	15.30	0.19		0.35	0.54	(0.20)	(0.16)	—	(0.36)	15.48	3.52		0.92		0.91		1.22		20		15
12-31-2013	13.57	0.18		1.88	2.06	(0.18)	(0.15)	—	(0.33)	15.30	15.23		0.90		0.90		1.21		19		19
12-31-2012	12.22	0.20		1.42	1.62	(0.20)	(0.07)	—	(0.27)	13.57	13.29		0.86		0.86		1.52		17		20
12-31-2011	12.92	0.22		(0.60)	(0.38)	(0.22)	(0.10)	—	(0.32)	12.22		(2.94)	0.94		0.94		1.68		16		23
12-31-2010	11.82	0.26		1.23	1.49	(0.26)	(0.13)	—	(0.39)	12.92	12.75		0.88		0.88		2.17		15		19
CLASS R2
06-30-2015[6]	15.48	0.05		0.31	0.36	(0.05)	—	—	(0.05)	15.79	2.33	[7]	0.65	[8]	0.61	[8]	0.66	[8]	14		4
12-31-2014	15.29	0.29		0.30	0.59	(0.24)	(0.16)	—	(0.40)	15.48	3.87		0.79		0.62		1.86		10		15
12-31-2013	13.56	0.34		1.76	2.10	(0.22)	(0.15)	—	(0.37)	15.29	15.59		1.09	[10]	0.62		2.30		5		19
12-31-2012[13]	13.15	0.24		0.48	0.72	(0.24)	(0.07)	—	(0.31)	13.56	5.48	[7]	16.33	[8]	0.61	[8]	1.78	[7]	—	[14]	20	[15]
CLASS R3
06-30-2015[6]	15.51	0.04		0.32	0.36	(0.04)	—	—	(0.04)	15.83	2.31	[7]	0.77	[8]	0.75	[8]	0.49	[8]	28		4
12-31-2014	15.33	0.20		0.36	0.56	(0.22)	(0.16)	—	(0.38)	15.51	3.64		0.80		0.78		1.27		30		15
12-31-2013	13.59	0.19		1.90	2.09	(0.20)	(0.15)	—	(0.35)	15.33	15.43		0.77		0.77		1.31		35		19
12-31-2012	12.24	0.21		1.42	1.63	(0.21)	(0.07)	—	(0.28)	13.59	13.38		0.78		0.77		1.62		33		20
12-31-2011	12.94	0.23		(0.59)	(0.36)	(0.24)	(0.10)	—	(0.34)	12.24		(2.82)	0.79		0.78		1.79		36		23
12-31-2010	11.83	0.28		1.23	1.51	(0.27)	(0.13)	—	(0.40)	12.94	12.89		0.79		0.79		2.28		39		19
CLASS R4
06-30-2015[6]	15.52	0.07		0.32	0.39	(0.07)	—	—	(0.07)	15.84	2.50	[7]	0.47	[8]	0.35	[8]	0.83	[8]	25		4
12-31-2014	15.33	0.28		0.35	0.63	(0.28)	(0.16)	—	(0.44)	15.52	4.12		0.49		0.37		1.78		40		15
12-31-2013	13.59	0.26		1.89	2.15	(0.26)	(0.15)	—	(0.41)	15.33	15.90		0.46		0.35		1.76		77		19
12-31-2012	12.24	0.28		1.40	1.68	(0.26)	(0.07)	—	(0.33)	13.59	13.77		0.46		0.39		2.10		70		20
12-31-2011	12.94	0.28		(0.60)	(0.32)	(0.28)	(0.10)	—	(0.38)	12.24		(2.52)	0.50		0.50		2.13		26		23
12-31-2010	11.84	0.31		1.23	1.54	(0.31)	(0.13)	—	(0.44)	12.94	13.19		0.45		0.45		2.53		29		19

SEE NOTES TO FINANCIAL STATEMENTS31

Financial Highlights continued

Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2015[6]	15.53	0.09	0.32	0.41	(0.08)	—	—	(0.08)	15.86	2.66	[7]	0.17	[8]	0.14	[8]	1.09	[8]	40		4
12-31-2014	15.35	0.31	0.34	0.65	(0.31)	(0.16)	—	(0.47)	15.53	4.25		0.19		0.17		1.96		41		15
12-31-2013	13.60	0.28	1.91	2.19	(0.29)	(0.15)	—	(0.44)	15.35	16.20		0.17		0.17		1.93		41		19
12-31-2012	12.26	0.28	1.42	1.70	(0.29)	(0.07)	—	(0.36)	13.60	13.96		0.17		0.17		2.13		39		20
12-31-2011	12.96	0.31	(0.60)	(0.29)	(0.31)	(0.10)	—	(0.41)	12.26		(2.23)	0.18		0.18		2.42		42		23
12-31-2010	11.85	0.35	1.23	1.58	(0.34)	(0.13)	—	(0.47)	12.96	13.52		0.18		0.18		2.89		38		19
CLASS R6
06-30-2015[6]	15.47	0.10	0.31	0.41	(0.09)	—	—	(0.09)	15.79	2.67	[7]	0.12	[8]	0.06	[8]	1.24	[8]	63		4
12-31-2014	15.29	0.36	0.31	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38		0.16		0.06		2.29		39		15
12-31-2013	13.55	0.36	1.83	2.19	(0.30)	(0.15)	—	(0.45)	15.29	16.26		0.17		0.11		2.49		21		19
12-31-2012	12.21	0.46	1.25	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09		1.15		0.11		3.50		5		20
12-31-2011[16]	12.56	0.21	(0.24)	(0.03)	(0.22)	(0.10)	—	(0.32)	12.21	(0.22	) [7]	16.36	[8]	0.10	[8]	1.69	[7]	—	[14]	23	[17]
CLASS 1
06-30-2015[6]	15.46	0.09	0.32	0.41	(0.09)	—	—	(0.09)	15.78	2.64	[7]	0.13	[8]	0.11	[8]	1.13	[8]	11,835		4
12-31-2014	15.28	0.32	0.34	0.66	(0.32)	(0.16)	—	(0.48)	15.46	4.33		0.13		0.11		2.02		12,041		15
12-31-2013	13.55	0.29	1.89	2.18	(0.30)	(0.15)	—	(0.45)	15.28	16.18		0.11		0.11		2.00		12,284		19
12-31-2012	12.21	0.30	1.41	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09		0.11		0.11		2.31		10,974		20
12-31-2011	12.90	0.32	(0.59)	(0.27)	(0.32)	(0.10)	—	(0.42)	12.21		(2.10)	0.11		0.11		2.49		9,822		23
12-31-2010	11.80	0.35	1.23	1.58	(0.35)	(0.13)	—	(0.48)	12.90	13.57		0.11		0.11		2.88		10,003		19
CLASS 5
06-30-2015[6]	15.47	0.09	0.32	0.41	(0.09)	—	—	(0.09)	15.79	2.67	[7]	0.08	[8]	0.06	[8]	1.19	[8]	147		4
12-31-2014	15.29	0.34	0.33	0.67	(0.33)	(0.16)	—	(0.49)	15.47	4.38		0.08		0.06		2.14		139		15
12-31-2013	13.55	0.31	1.89	2.20	(0.31)	(0.15)	—	(0.46)	15.29	16.31		0.06		0.06		2.15		118		19
12-31-2012	12.21	0.33	1.39	1.72	(0.31)	(0.07)	—	(0.38)	13.55	14.14		0.06		0.06		2.49		85		20
12-31-2011	12.91	0.34	(0.61)	(0.27)	(0.33)	(0.10)	—	(0.43)	12.21		(2.13)	0.06		0.06		2.65		60		23
12-31-2010	11.80	0.37	1.23	1.60	(0.36)	(0.13)	—	(0.49)	12.91	13.71		0.06		0.06		3.07		49		19

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.55% - 3.11%, 0.55% - 2.85%, 0.62% - 3.11%, 0.63% - 1.48%, 0.48% - 1.40% and 0.48% - 1.39%, for the periods ended 6-30-14, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.
6	Six months ended 6-30-15. Unaudited.
7	Not annualized.
8	Annualized.
9	Less than $0.005 per share.
10	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.005% of average net assets for R2. 12-31-10: 0.03% of average net assets for Class B shares.
11	The inception date for Class I shares is 5-1-15.
12	The portfolio turnover is shown for the period from 1-1-15 to 6-30-15.
13	The inception date for Class R2 shares is 3-1-12.
14	Less than $500,000.
15	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
16	The inception date for Class R6 shares is 9-1-11.
17	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

32SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2015[6]	14.11	0.10	0.09	0.19	(0.09)	—	—	(0.09)	14.21	1.37	[7]	0.51	[8]	0.47	[8]	1.33	[8]	687		4
12-31-2014	14.29	0.35	0.17	0.52	(0.33)	(0.37)	—	(0.70)	14.11	3.63		0.52		0.47		2.36		662		14
12-31-2013	13.35	0.31	1.02	1.33	(0.30)	(0.09)	—	(0.39)	14.29	10.05		0.53		0.52		2.22		551		17
12-31-2012	12.28	0.33	1.13	1.46	(0.31)	(0.08)	—	(0.39)	13.35	11.94		0.57		0.57		2.50		399		18
12-31-2011	12.63	0.38	(0.29)	0.09	(0.35)	(0.09)	—	(0.44)	12.28	0.73		0.58		0.58		2.96		299		19
12-31-2010	11.77	0.41	0.97	1.38	(0.39)	(0.13)	—	(0.52)	12.63	11.85		0.55		0.55		3.37		220		20
CLASS B
06-30-2015[6]	14.10	0.04	0.10	0.14	(0.04)	—	—	(0.04)	14.20	1.00	[7]	1.23	[8]	1.22	[8]	0.56	[8]	35		4
12-31-2014	14.28	0.21	0.20	0.41	(0.22)	(0.37)	—	(0.59)	14.10	2.84		1.25		1.24		1.43		39		14
12-31-2013	13.34	0.19	1.04	1.23	(0.20)	(0.09)	—	(0.29)	14.28	9.23		1.26		1.25		1.36		45		17
12-31-2012	12.27	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.34	11.14		1.30		1.30		1.74		45		18
12-31-2011	12.63	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.27		(0.08)	1.32		1.32		2.22		35		19
12-31-2010	11.76	0.30	0.99	1.29	(0.29)	(0.13)	—	(0.42)	12.63	11.05		1.34	[9]	1.34		2.50		26		20
CLASS C
06-30-2015[6]	14.11	0.04	0.11	0.15	(0.04)	—	—	(0.04)	14.22	1.07	[7]	1.21	[8]	1.20	[8]	0.61	[8]	415		4
12-31-2014	14.30	0.23	0.17	0.40	(0.22)	(0.37)	—	(0.59)	14.11	2.79		1.22		1.21		1.59		411		14
12-31-2013	13.35	0.20	1.04	1.24	(0.20)	(0.09)	—	(0.29)	14.30	9.34		1.23		1.23		1.47		366		17
12-31-2012	12.28	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.35	11.17		1.27		1.27		1.77		288		18
12-31-2011	12.64	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.28		(0.05)	1.28		1.28		2.21		227		19
12-31-2010	11.77	0.32	0.98	1.30	(0.30)	(0.13)	—	(0.43)	12.64	11.15		1.25		1.25		2.67		183		20
CLASS I
06-30-2015[6,10]	14.42	0.11	(0.30)	(0.19)	(0.06)	—	—	(0.06)	14.17		(1.31)	0.19		0.17		4.89		2		4	[11]
CLASS R1
06-30-2015[6]	14.09	0.06	0.10	0.16	(0.06)	—	—	(0.06)	14.19	1.16	[7]	0.91	[8]	0.90	[8]	0.90	[8]	8		4
12-31-2014	14.28	0.24	0.20	0.44	(0.26)	(0.37)	—	(0.63)	14.09	3.07		1.01		1.00		1.65		8		14
12-31-2013	13.35	0.23	1.04	1.27	(0.25)	(0.09)	—	(0.34)	14.28	9.55		0.94		0.94		1.68		10		17
12-31-2012	12.27	0.27	1.15	1.42	(0.26)	(0.08)	—	(0.34)	13.35	11.58		0.96		0.96		2.10		10		18
12-31-2011	12.63	0.30	(0.27)	0.03	(0.30)	(0.09)	—	(0.39)	12.27	0.21		1.03		1.03		2.32		7		19
12-31-2010	11.76	0.33	1.00	1.33	(0.33)	(0.13)	—	(0.46)	12.63	11.45		0.98	[9]	0.98		2.72		7		20
CLASS R2
06-30-2015[6]	14.06	0.09	0.11	0.20	(0.09)	—	—	(0.09)	14.17	1.39	[7]	0.69	[8]	0.62	[8]	1.26	[8]	7		4
12-31-2014	14.25	0.36	0.13	0.49	(0.31)	(0.37)	—	(0.68)	14.06	3.41		1.02		0.62		2.50		4		14
12-31-2013	13.32	0.39	0.92	1.31	(0.29)	(0.09)	—	(0.38)	14.25	9.92		1.68	[9]	0.62		2.82		2		17
12-31-2012[12]	12.96	0.30	0.45	0.75	(0.31)	(0.08)	—	(0.39)	13.32	5.80	[7]	16.03	[8]	0.62	[8]	2.29	[7]	—	[13]	18	[14]
CLASS R3
06-30-2015[6]	14.08	0.07	0.11	0.18	(0.07)	—	—	(0.07)	14.19	1.29	[7]	0.80	[8]	0.79	[8]	1.00	[8]	10		4
12-31-2014	14.27	0.27	0.19	0.46	(0.28)	(0.37)	—	(0.65)	14.08	3.16		0.89		0.87		1.82		10		14
12-31-2013	13.33	0.25	1.04	1.29	(0.26)	(0.09)	—	(0.35)	14.27	9.70		0.84		0.84		1.82		11		17
12-31-2012	12.26	0.27	1.16	1.43	(0.28)	(0.08)	—	(0.36)	13.33	11.64		0.88		0.88		2.08		10		18
12-31-2011	12.62	0.32	(0.27)	0.05	(0.32)	(0.09)	—	(0.41)	12.26	0.38		0.88		0.88		2.54		10		19
12-31-2010	11.76	0.35	0.99	1.34	(0.35)	(0.13)	—	(0.48)	12.62	11.56		0.87		0.87		2.87		10		20
CLASS R4
06-30-2015[6]	14.06	0.10	0.10	0.20	(0.10)	—	—	(0.10)	14.16	1.42	[7]	0.50	[8]	0.39	[8]	1.39	[8]	13		4
12-31-2014	14.25	0.34	0.18	0.52	(0.34)	(0.37)	—	(0.71)	14.06	3.60		0.57		0.45		2.36		14		14
12-31-2013	13.31	0.31	1.03	1.34	(0.31)	(0.09)	—	(0.40)	14.25	10.17		0.55		0.44		2.19		13		17
12-31-2012	12.24	0.33	1.14	1.47	(0.32)	(0.08)	—	(0.40)	13.31	12.02		0.57		0.51		2.51		11		18
12-31-2011	12.60	0.36	(0.28)	0.08	(0.35)	(0.09)	—	(0.44)	12.24	0.65		0.63		0.63		2.81		8		19
12-31-2010	11.74	0.40	0.97	1.37	(0.38)	(0.13)	—	(0.51)	12.60	11.84		0.60	[9]	0.60		3.30		7		20

SEE NOTES TO FINANCIAL STATEMENTS33

Financial Highlights continued

Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2015[6]	14.07	0.11	0.11	0.22	(0.11)	—	—	(0.11)	14.18	1.59	[7]	0.21	[8]	0.19	[8]	1.61	[8]	12		4
12-31-2014	14.26	0.36	0.18	0.54	(0.36)	(0.37)	—	(0.73)	14.07	3.78		0.27		0.26		2.45		12		14
12-31-2013	13.32	0.35	1.02	1.37	(0.34)	(0.09)	—	(0.43)	14.26	10.39		0.25		0.25		2.53		13		17
12-31-2012	12.26	0.31	1.19	1.50	(0.36)	(0.08)	—	(0.44)	13.32	12.26		0.27		0.27		2.41		9		18
12-31-2011	12.62	0.41	(0.28)	0.13	(0.40)	(0.09)	—	(0.49)	12.26	1.00		0.24		0.24		3.21		15		19
12-31-2010	11.75	0.46	0.97	1.43	(0.43)	(0.13)	—	(0.56)	12.62	12.35		0.24		0.24		3.75		11		20
CLASS R6
06-30-2015[6]	14.05	0.13	0.10	0.23	(0.12)	—	—	(0.12)	14.16	1.66	[7]	0.13	[8]	0.06	[8]	1.80	[8]	28		4
12-31-2014	14.24	0.42	0.15	0.57	(0.39)	(0.37)	—	(0.76)	14.05	3.99		0.21		0.06		2.90		20		14
12-31-2013	13.31	0.45	0.93	1.38	(0.36)	(0.09)	—	(0.45)	14.24	10.49		0.32		0.11		3.22		11		17
12-31-2012	12.24	0.62	0.90	1.52	(0.37)	(0.08)	—	(0.45)	13.31	12.50		4.79		0.11		4.66		2		18
12-31-2011[15]	12.51	0.24	(0.17)	0.07	(0.25)	(0.09)	—	(0.34)	12.24	0.60	[7]	16.24	[8]	0.11	[8]	1.94	[7]	—	[13]	19	[16]
CLASS 1
06-30-2015[6]	14.07	0.12	0.11	0.23	(0.12)	—	—	(0.12)	14.18	1.63	[7]	0.12	[8]	0.11	[8]	1.68	[8]	3,320		4
12-31-2014	14.26	0.38	0.18	0.56	(0.38)	(0.37)	—	(0.75)	14.07	3.93		0.12		0.11		2.62		3,455		14
12-31-2013	13.32	0.35	1.04	1.39	(0.36)	(0.09)	—	(0.45)	14.26	10.55		0.11		0.11		2.51		3,562		17
12-31-2012	12.25	0.37	1.15	1.52	(0.37)	(0.08)	—	(0.45)	13.32	12.49		0.11		0.11		2.87		3,414		18
12-31-2011	12.61	0.41	(0.27)	0.14	(0.41)	(0.09)	—	(0.50)	12.25	1.12		0.11		0.11		3.26		3,057		19
12-31-2010	11.74	0.44	1.00	1.44	(0.44)	(0.13)	—	(0.57)	12.61	12.43		0.11		0.11		3.66		3,026		20
CLASS 5
06-30-2015[6]	14.06	0.12	0.10	0.22	(0.12)	—	—	(0.12)	14.16	1.58	[7]	0.08	[8]	0.06	[8]	1.75	[8]	54		4
12-31-2014	14.24	0.40	0.18	0.58	(0.39)	(0.37)	—	(0.76)	14.06	4.06		0.07		0.06		2.72		52		14
12-31-2013	13.31	0.36	1.03	1.39	(0.37)	(0.09)	—	(0.46)	14.24	10.54		0.06		0.06		2.62		48		17
12-31-2012	12.24	0.39	1.14	1.53	(0.38)	(0.08)	—	(0.46)	13.31	12.56		0.06		0.06		3.03		39		18
12-31-2011	12.60	0.44	(0.29)	0.15	(0.42)	(0.09)	—	(0.51)	12.24	1.17		0.06		0.06		3.43		27		19
12-31-2010	11.73	0.47	0.97	1.44	(0.44)	(0.13)	—	(0.57)	12.60	12.50		0.06		0.06		3.87		22		20

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.55% - 3.11%, 0.55% - 2.85%, 0.62%-3.11%, 0.63%-1.48%, 0.48%-1.40% and 0.48%-1.14% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.
6	Six months ended 6-30-15. Unaudited.
7	Not annualized.
8	Annualized.
9	Includes the impact of expense recapture for the following periods ended: 12-31-13: 0.01% of average net assets for Class R2 shares. 12-31-10: 0.04%, 0.05% and 0.02%, for Class B, Class R1, and Class R4 shares, respectively, of average net assets.
10	The inception date for Class I shares is 5-1-15.
11	The portfolio turnover is shown for the period from 1-1-15 to 6-30-15.
12	The inception date for Class R2 shares is 3-1-12.
13	Less than $500,000.
14	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
15	The inception date for Class R6 shares is 9-1-11.
16	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

34SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS A
06-30-2015[6]	13.30	0.11	(0.04)	0.07	(0.11)	—	—	(0.11)	13.26	0.49	[7]	0.51	[8]	0.47	[8]	1.59	[8]	602		4
12-31-2014	13.68	0.37	0.10	0.47	(0.37)	(0.48)	—	(0.85)	13.30	3.44		0.53		0.47		2.67		600		22
12-31-2013	13.44	0.33	0.29	0.62	(0.33)	(0.05)	—	(0.38)	13.68	4.66		0.54		0.52		2.44		530		17
12-31-2012	12.63	0.38	0.88	1.26	(0.37)	(0.08)	—	(0.45)	13.44	10.03		0.56		0.56		2.89		472		14
12-31-2011	12.77	0.46	(0.11)	0.35	(0.43)	(0.06)	—	(0.49)	12.63	2.75		0.58		0.58		3.61		340		15
12-31-2010	12.15	0.48	0.71	1.19	(0.45)	(0.12)	—	(0.57)	12.77	9.96		0.55		0.55		3.78		218		24
CLASS B
06-30-2015[6]	13.30	0.06	(0.04)	0.02	(0.05)	—	—	(0.05)	13.27	0.18	[7]	1.23	[8]	1.21	[8]	0.82	[8]	34		4
12-31-2014	13.68	0.24	0.12	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.65		1.25		1.24		1.75		39		22
12-31-2013	13.44	0.22	0.30	0.52	(0.23)	(0.05)	—	(0.28)	13.68	3.87		1.26		1.26		1.65		47		17
12-31-2012	12.63	0.28	0.88	1.16	(0.27)	(0.08)	—	(0.35)	13.44	9.24		1.30		1.30		2.13		48		14
12-31-2011	12.77	0.35	(0.10)	0.25	(0.33)	(0.06)	—	(0.39)	12.63	2.01		1.31		1.31		2.75		37		15
12-31-2010	12.15	0.37	0.73	1.10	(0.36)	(0.12)	—	(0.48)	12.77	9.16		1.29	[9]	1.29		2.96		28		24
CLASS C
06-30-2015[6]	13.30	0.06	(0.03)	0.03	(0.06)	—	—	(0.06)	13.27	0.19	[7]	1.21	[8]	1.20	[8]	0.87	[8]	381		4
12-31-2014	13.68	0.27	0.09	0.36	(0.26)	(0.48)	—	(0.74)	13.30	2.66		1.23		1.21		1.91		378		22
12-31-2013	13.43	0.23	0.30	0.53	(0.23)	(0.05)	—	(0.28)	13.68	3.98		1.24		1.24		1.71		355		17
12-31-2012	12.62	0.29	0.88	1.17	(0.28)	(0.08)	—	(0.36)	13.43	9.28		1.26		1.26		2.17		335		14
12-31-2011	12.77	0.36	(0.11)	0.25	(0.34)	(0.06)	—	(0.40)	12.62	1.95		1.28		1.28		2.81		254		15
12-31-2010	12.14	0.39	0.72	1.11	(0.36)	(0.12)	—	(0.48)	12.77	9.28		1.24		1.24		3.10		189		24
CLASS I
06-30-2015[6,10]	13.49	0.14	(0.32)	(0.18)	(0.07)	—	—	(0.07)	13.24		(1.36)	0.19		0.17		6.43		4		4	[11]
CLASS R1
06-30-2015[6]	13.29	0.08	(0.03)	0.05	(0.08)	—	—	(0.08)	13.26	0.37	[7]	0.90	[8]	0.88	[8]	1.20	[8]	10		4
12-31-2014	13.68	0.30	0.09	0.39	(0.30)	(0.48)	—	(0.78)	13.29	2.86		1.00		0.99		2.14		10		22
12-31-2013	13.43	0.27	0.30	0.57	(0.27)	(0.05)	—	(0.32)	13.68	4.31		0.91		0.91		1.97		9		17
12-31-2012	12.62	0.31	0.88	1.19	(0.30)	(0.08)	—	(0.38)	13.43	9.52		1.07		1.07		2.36		9		14
12-31-2011	12.78	0.33	(0.05)	0.28	(0.38)	(0.06)	—	(0.44)	12.62	2.19		1.06		1.06		2.57		7		15
12-31-2010	12.15	0.41	0.74	1.15	(0.40)	(0.12)	—	(0.52)	12.78	9.56		0.93	[9]	0.93		3.24		8		24
CLASS R2
06-30-2015[6]	13.28	0.10	(0.03)	0.07	(0.10)	—	—	(0.10)	13.25	0.51	[7]	0.70	[8]	0.62	[8]	1.45	[8]	6		4
12-31-2014	13.67	0.46	(0.02)	0.44	(0.35)	(0.48)	—	(0.83)	13.28	3.21		1.13		0.62		3.30		5		22
12-31-2013	13.42	0.39	0.23	0.62	(0.32)	(0.05)	—	(0.37)	13.67	4.67		2.55		0.62		2.86		2		17
12-31-2012[12]	13.12	0.35	0.39	0.74	(0.36)	(0.08)	—	(0.44)	13.42	5.73	[7]	10.39	[8]	0.62	[8]	2.64	[7]	—	[13]	14	[14]
CLASS R3
06-30-2015[6]	13.26	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	13.23	0.42	[7]	0.80	[8]	0.78	[8]	1.26	[8]	10		4
12-31-2014	13.65	0.31	0.10	0.41	(0.32)	(0.48)	—	(0.80)	13.26	3.01		0.88		0.86		2.21		11		22
12-31-2013	13.41	0.30	0.28	0.58	(0.29)	(0.05)	—	(0.34)	13.65	4.39		0.75		0.75		2.18		11		17
12-31-2012	12.60	0.31	0.91	1.22	(0.33)	(0.08)	—	(0.41)	13.41	9.71		0.97		0.97		2.38		11		14
12-31-2011	12.76	0.40	(0.11)	0.29	(0.39)	(0.06)	—	(0.45)	12.60	2.30		0.88		0.88		3.08		10		15
12-31-2010	12.14	0.42	0.74	1.16	(0.42)	(0.12)	—	(0.54)	12.76	9.68		0.86		0.86		3.36		11		24
CLASS R4
06-30-2015[6]	13.27	0.11	(0.03)	0.08	(0.11)	—	—	(0.11)	13.24	0.60	[7]	0.53	[8]	0.41	[8]	1.59	[8]	7		4
12-31-2014	13.66	0.36	0.10	0.46	(0.37)	(0.48)	—	(0.85)	13.27	3.36		0.63		0.51		2.62		9		22
12-31-2013	13.42	0.34	0.29	0.63	(0.34)	(0.05)	—	(0.39)	13.66	4.72		0.58		0.48		2.51		9		17
12-31-2012	12.61	0.36	0.90	1.26	(0.37)	(0.08)	—	(0.45)	13.42	10.06		0.60		0.54		2.72		8		14
12-31-2011	12.76	0.45	(0.11)	0.34	(0.43)	(0.06)	—	(0.49)	12.61	2.65		0.63		0.63		3.50		9		15
12-31-2010	12.13	0.47	0.72	1.19	(0.44)	(0.12)	—	(0.56)	12.76	9.90		0.67	[9]	0.67		3.77		7		24

SEE NOTES TO FINANCIAL STATEMENTS35

Financial Highlights continued

Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3,4]		Expenses before reductions (%)[5]		Expenses including reductions (%)[5]		Net investment income (loss) (%)[1]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R5
06-30-2015[6]	13.28	0.12	(0.02)	0.10	(0.13)	—	—	(0.13)	13.25	0.73	[7]	0.21	[8]	0.19	[8]	1.84	[8]	10		4
12-31-2014	13.67	0.38	0.12	0.50	(0.41)	(0.48)	—	(0.89)	13.28	3.64		0.26		0.24		2.75		13		22
12-31-2013	13.43	0.37	0.30	0.67	(0.38)	(0.05)	—	(0.43)	13.67	5.03		0.17		0.17		2.70		15		17
12-31-2012	12.62	0.41	0.89	1.30	(0.41)	(0.08)	—	(0.49)	13.43	10.37		0.31		0.31		3.11		15		14
12-31-2011	12.77	0.50	(0.12)	0.38	(0.47)	(0.06)	—	(0.53)	12.62	3.00		0.24		0.24		3.91		16		15
12-31-2010	12.15	0.50	0.74	1.24	(0.50)	(0.12)	—	(0.62)	12.77	10.34		0.23		0.23		3.96		9		24
CLASS R6
06-30-2015[6]	13.27	0.14	(0.04)	0.10	(0.13)	—	—	(0.13)	13.24	0.77	[7]	0.17	[8]	0.06	[8]	2.05	[8]	13		4
12-31-2014	13.65	0.47	0.06	0.53	(0.43)	(0.48)	—	(0.91)	13.27	3.87		0.42		0.06		3.41		8		22
12-31-2013	13.42	0.43	0.24	0.67	(0.39)	(0.05)	—	(0.44)	13.65	5.05		0.43		0.11		3.19		5		17
12-31-2012	12.61	0.51	0.81	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56		2.50		0.11		3.83		2		14
12-31-2011[15]	12.81	0.27	(0.12)	0.15	(0.29)	(0.06)	—	(0.35)	12.61	1.16	[7]	16.16	[8]	0.11	[8]	2.13	[7]	—	[13]	15	[16]
CLASS 1
06-30-2015[6]	13.27	0.13	(0.03)	0.10	(0.13)	—	—	(0.13)	13.24	0.75	[7]	0.13	[8]	0.11	[8]	1.94	[8]	2,435		4
12-31-2014	13.66	0.41	0.10	0.51	(0.42)	(0.48)	—	(0.90)	13.27	3.74		0.13		0.11		2.94		2,584		22
12-31-2013	13.42	0.38	0.30	0.68	(0.39)	(0.05)	—	(0.44)	13.66	5.12		0.11		0.11		2.77		2,758		17
12-31-2012	12.61	0.43	0.89	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56		0.11		0.11		3.28		3,090		14
12-31-2011	12.76	0.50	(0.10)	0.40	(0.49)	(0.06)	—	(0.55)	12.61	3.16		0.11		0.11		3.85		2,626		15
12-31-2010	12.13	0.51	0.75	1.26	(0.51)	(0.12)	—	(0.63)	12.76	10.51		0.11		0.11		4.08		2,391		24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of the underlying funds held by the portfolio. The range of expense ratio of the underlying funds held by the portfolio was as follows: 0.61% - 3.11%, 0.62% - 2.85%, 0.62%-3.11%, 0.63%-1.48%, 0.48%-1.40% and 0.48%-1.13% for the periods ended 6-30-15, 12-31-14, 12-31-13, 12-31-12, 12-31-11 and 12-31-10, respectively.
6	Six months ended 6-30-15. Unaudited.
7	Not annualized.
8	Annualized.
9	Includes the impact of expense recapture, which amounted to less than 0.005%, 0.05% and 0.06% of average net assets for Class B, Class R1 and Class R4 shares, respectively.
10	The inception date for Class I shares is 5-1-15.
11	The portfolio turnover is shown for the period from 1-1-15 to 6-30-15.
12	The inception date for Class R2 shares is 3-1-12.
13	Less than $500,000.
14	The portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
15	The inception date for Class R6 shares is 9-1-11.
16	The portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

36SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), five of which (collectively, Lifestyle Portfolios, or the portfolios, and individually the portfolio) are presented in this report. The Lifestyle Portfolios operate as "funds of funds" that invest in other series of the Trust and other John Hancock group of funds.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A and Class C are open to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plan. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, to the maximum extent permitted by law.

In addition, during the six months ended June 30, 2015, the portfolios and other affiliated funds had an agreement with Citibank N.A. that enabled them to participate in a $300 million unsecured committed line of credit. Effective June 30, 2015, the portfolios and other affiliated funds entered into a syndicated line of credit agreement, with Citibank as administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations.

Commitment fees for the six months ended June 30, 2015 were as follows:

Portfolio	Commitment fee	Portfolio	Commitment fee
Lifestyle Aggressive Portfolio	$1,046	Lifestyle Moderate Portfolio	$1,053
Lifestyle Growth Portfolio	2,748	Lifestyle Conservative Portfolio	876
Lifestyle Balanced Portfolio	2,889

For the six months ended June 30, 2015, the portfolios had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through April 30, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on June 30, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive Portfolio	$3,585,891,566	$1,056,476,723	($20,196,256)	$1,036,280,467
Lifestyle Growth Portfolio	11,790,506,508	2,736,000,937	(98,570,286)	2,637,430,651
Lifestyle Balanced Portfolio	13,028,415,811	2,203,168,332	(157,936,559)	2,045,231,773
Lifestyle Moderate Portfolio	4,191,784,996	471,434,457	(73,119,106)	398,315,351
Lifestyle Conservative Portfolio	3,407,683,473	169,874,868	(65,265,939)	104,608,929

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth portfolios generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent, on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of John Hancock Variable Insurance Trust (JHVIT) and net assets of similar funds of the Trust. The Advisor has subadvisory agreements with John Hancock Asset Management, a division of Manulife Asset management (North America) Limited and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, which are indirect owned subsidiaries of MFC and affiliates of the Advisor.

Under the advisory agreement, the portfolios pay a daily management fee to the Advisor as outlined below:

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.050%	0.040%
Other assets	0.500%	0.490%

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust, JHVIT and John Hancock Funds III excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock Total Bond Market Trust B and John Hancock International Equity Index Trust B.

Expense reimbursements. The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A, Class I, Class R2 and Class R6 shares of the fund to the extent they exceed 0.41%, 0.11%, 0.56% and 0.00%, respectively, of average net assets (on an annualized basis) attributable to the classes (the class expense waiver). The class expense waiver expires on April 30, 2016, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to reduce its management fee and/ or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all of the expenses of a portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2016, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Effective February 18, 2015, the Advisor has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each portfolio's average net assets. This expense limitation agreement expires on April 30, 2016, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agreed to waive its advisory fee or reimburse each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and the underlying investments (after payment of any subadvisory fees) does not exceed 0.50% of the portfolio's first $7.5 billion of average daily net assets and 0.49% of the portfolio's average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor upon notice to the Trust.

For the six months ended June 30, 2015, the expense reductions related to these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

Portfolio	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Lifestyle Aggressive Portfolio	$105,211	$2,604	$21,860	$17	$991	$2,295	$818	$931	$1,465	$8,680	$495,972	—	$640,844
Lifestyle Growth Portfolio	382,885	11,466	91,299	90	2,622	2,732	2,803	3,127	4,554	14,190	1,399,787	$29,356	1,944,911
Lifestyle Balanced Portfolio	438,358	11,390	109,872	61	2,338	2,846	3,547	4,598	4,978	15,291	1,448,121	17,434	2,058,834
Lifestyle Moderate Portfolio	134,642	2,612	29,563	14	598	2,217	728	969	858	8,542	242,992	3,808	427,543
Lifestyle Conservative Portfolio	124,208	2,895	30,357	32	783	2,305	850	704	905	6,552	200,407	—	369,998

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2015 were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Annual effective rate
Lifestyle Aggressive Portfolio	0.04%
Lifestyle Growth Portfolio	0.04%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Moderate Portfolio	0.04%
Lifestyle Conservative Portfolio	0.03%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended June 30, 2015 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2016, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at that time. Reimbursements related to this contractual waiver amounted to the following for the six months ended June 30, 2015:

Portfolio	Class R4	Portfolio	Class R4
Lifestyle Aggressive Portfolio	$3,728	Lifestyle Moderate Portfolio	$6,782
Lifestyle Growth Portfolio	13,049	Lifestyle Conservative Portfolio	4,435
Lifestyle Balanced Portfolio	19,148

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2015:

	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative
Net sales charges	$580,659	$3,667,968	$4,055,055	$1,366,202	$916,462
Retained for printing prospectuses, advertising and sales literature	92,352	593,895	672,202	227,064	153,485
Sales commission to unrelated broker-dealers	478,793	3,035,952	3,343,018	1,124,523	750,874
Sales commission to affiliated sales personnel	9,514	38,121	39,835	14,615	12,103

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2015, CDSCs received by the Distributor were as follows:

Portfolio	Class A	Class B	Class C
Lifestyle Aggressive Portfolio	$239	$7,664	$9,618
Lifestyle Growth Portfolio	3,842	38,771	41,205
Lifestyle Balanced Portfolio	8,319	39,630	53,256
Lifestyle Moderate Portfolio	13,357	27,221	37,494
Lifestyle Conservative Portfolio	300	28,672	28,450

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended June 30, 2015 were:

	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Lifestyle Aggressive Portfolio	Class A	$616,198	$258,220	$11,225	$10,376
	Class B	104,574	13,138	3,775	950
	Class C	875,440	110,041	5,622	5,528
	Class I	—	69	—	—
	Class R1	29,212	654	3,750	274
	Class R2	14,885	480	2,362	70
	Class R3	21,248	540	3,724	246
	Class R4	13,065	613	3,724	164
	Class R5	2,944	967	3,724	257
	Class R6	—	1,549	4,144	632
	Class 1	993,819	—	—	—
	Total	$2,671,385	$386,271	$42,050	$18,497
Lifestyle Growth Portfolio	Class A	$2,395,476	$1,003,795	$29,300	$35,924
	Class B	477,757	60,020	3,986	3,829
	Class C	3,794,555	476,956	11,835	21,582
	Class I	—	372	—	—

	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
	Class R1	82,881	1,796	3,909	445
	Class R2	34,902	1,143	3,029	124
	Class R3	74,530	1,918	3,856	446
	Class R4	45,966	2,146	3,744	334
	Class R5	9,367	3,119	3,900	521
	Class R6	—	3,463	4,933	734
	Class 1	2,911,138	—	—	—
	Total	$9,826,572	$1,554,728	$68,492	$63,939
Lifestyle Balanced Portfolio	Class A	$2,763,602	$1,157,878	$36,399	$35,119
	Class B	473,122	59,440	3,986	3,433
	Class C	4,554,707	572,473	13,799	21,490
	Class I	—	250	—	—
	Class R1	72,860	1,600	3,862	335
	Class R2	33,934	1,106	3,237	91
	Class R3	94,523	2,421	3,857	523
	Class R4	67,180	3,149	3,748	410
	Class R5	10,160	3,400	3,855	509
	Class R6	—	4,073	4,473	758
	Class 1	3,004,450	—	—	—
	Total	$11,074,538	$1,805,790	$77,216	$62,668
Lifestyle Moderate Portfolio	Class A	$1,017,827	$426,461	$19,927	$12,962
	Class B	183,486	23,048	3,903	1,420
	Class C	2,069,890	260,125	8,639	10,045
	Class I	—	94	—	—
	Class R1	30,219	690	3,949	269
	Class R2	14,370	472	2,849	52
	Class R3	32,274	840	3,819	285
	Class R4	23,659	1,116	3,819	223
	Class R5	2,953	989	3,819	300
	Class R6	—	1,997	4,139	659
	Class 1	851,805	—	—	—
	Total	$4,226,483	$715,832	$54,863	$26,215
Lifestyle Conservative Portfolio	Class A	$905,974	$379,534	$17,420	$11,230
	Class B	181,841	22,838	3,848	1,356
	Class C	1,901,269	238,917	9,729	9,060
	Class I	—	195	—	—
	Class R1	35,365	805	3,807	248
	Class R2	14,007	446	2,553	43
	Class R3	33,471	879	3,786	306
	Class R4	15,389	730	3,800	180
	Class R5	2,629	934	3,777	310
	Class R6	—	968	4,033	609
	Class 1	628,507	—	—	—
	Total	$3,718,452	$646,246	$52,753	$23,342

Effective May 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period May 1, 2015 to June 30, 2015, state registration fees and printing and postage were as follows:

Portfolio	State registration fees	Printing and postage
Lifestyle Aggressive Portfolio	$30,739	$9,403
Lifestyle Growth Portfolio	47,759	32,503
Lifestyle Balanced Portfolio	53,355	31,857
Lifestyle Moderate Portfolio	37,809	13,326
Lifestyle Conservative Portfolio	37,099	11,866

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolios' shares for the six months ended June 30, 2015 and for the year ended December 31, 2014 were as follows:

Lifestyle Aggressive Portfolio

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,547,861	$59,896,253	7,463,253	$121,828,607
Distributions reinvested	—	—	500,005	8,235,086
Repurchased	(2,707,490)	(45,647,752)	(4,980,238)	(81,267,687)
Net increase	840,371	$14,248,501	2,983,020	$48,796,006
Class B shares
Sold	11,884	$201,064	7,691	$123,865
Distributions reinvested	—	—	17,476	288,355
Repurchased	(200,760)	(3,393,043)	(365,019)	(5,925,994)
Net decrease	(188,876)	($3,191,979)	(339,852)	($5,513,774)
Class C shares
Sold	1,010,463	$17,050,452	1,896,516	$30,905,605
Distributions reinvested	—	—	139,681	2,306,100
Repurchased	(1,007,222)	(17,055,172)	(1,632,408)	(26,726,517)
Net increase (decrease)	3,241	($4,720)	403,789	$6,485,188
Class I shares[1]
Sold	59,223	$1,009,138	—	—
Repurchased	(232)	(4,000)	—	—
Net increase	58,991	$1,005,138	—	—
Class R1 shares
Sold	60,563	$1,011,219	166,901	$2,719,447
Distributions reinvested	—	—	6,846	112,965
Repurchased	(85,150)	(1,435,490)	(338,187)	(5,530,524)
Net decrease	(24,587)	($424,271)	(164,440)	($2,698,112)
Class R2 shares
Sold	125,871	$2,106,002	166,053	$2,711,722
Distributions reinvested	—	—	4,796	78,653
Repurchased	(41,541)	(701,891)	(30,796)	(501,437)
Net increase	84,330	$1,404,111	140,053	$2,288,938
Class R3 shares
Sold	53,597	$900,591	115,052	$1,872,921
Distributions reinvested	—	—	7,041	115,751
Repurchased	(95,500)	(1,598,923)	(249,763)	(4,048,604)
Net decrease	(41,903)	($698,332)	(127,670)	($2,059,932)
Class R4 shares
Sold	45,424	$761,440	113,068	$1,827,724
Distributions reinvested	—	—	9,131	149,931
Repurchased	(38,868)	(644,370)	(154,349)	(2,483,751)
Net increase (decrease)	6,556	$117,070	(32,150)	($506,096)
Class R5 shares
Sold	54,642	$918,583	152,474	$2,478,477
Distributions reinvested	—	—	17,235	283,338
Repurchased	(112,067)	(1,870,818)	(131,365)	(2,140,939)
Net increase (decrease)	(57,425)	($952,235)	38,344	$620,876

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class R6 Shares
Sold	381,453	$6,291,598	760,103	$12,444,526
Distributions reinvested	—	—	23,724	389,318
Repurchased	(110,768)	(1,839,993)	(176,926)	(2,920,390)
Net Increase	270,685	$4,451,605	606,901	$9,913,454
Class 1 shares
Sold	1,544,574	$26,040,475	4,804,526	$77,905,560
Distributions reinvested	—	—	6,020,730	98,739,969
Repurchased	(10,749,362)	(180,537,755)	(23,081,812)	(377,684,256)
Net decrease	(9,204,788)	($154,497,280)	(12,256,556)	($201,038,727)
Total net decrease	(8,253,405)	($138,542,392)	(8,748,561)	($143,712,179)

1 The inception date for Class I shares is 5-1-15.

Lifestyle Growth Portfolio

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,054,951	$203,001,069	26,969,434	$445,428,278
Distributions reinvested	—	—	2,534,386	41,817,306
Repurchased	(9,221,121)	(155,340,548)	(14,753,641)	(243,754,895)
Net increase	2,833,830	$47,660,521	14,750,179	$243,490,689
Class B shares
Sold	40,814	$688,571	127,997	$2,098,589
Distributions reinvested	—	—	118,825	1,965,361
Repurchased	(829,749)	(13,959,305)	(1,489,102)	(24,511,639)
Net decrease	(788,935)	($13,270,734)	(1,242,280)	($20,447,689)
Class C shares
Sold	3,992,813	$67,139,734	9,870,021	$162,535,557
Distributions reinvested	—	—	890,567	14,721,052
Repurchased	(3,471,839)	(58,394,837)	(5,696,416)	(93,883,385)
Net increase	520,974	$8,744,897	5,064,172	$83,373,224
Class I shares[1]
Sold	442,172	$7,493,022	—	—
Repurchased	(2,733)	(46,562)	—	—
Net increase	439,439	$7,446,460	—	—
Class R1 shares
Sold	168,764	$2,815,383	363,983	$6,018,053
Distributions reinvested	—	—	25,741	426,273
Repurchased	(190,912)	(3,179,862)	(498,325)	(8,210,979)
Net decrease	(22,148)	($364,479)	(108,601)	($1,766,653)
Class R2 shares
Sold	247,506	$4,165,514	317,402	$5,210,428
Distributions reinvested	—	—	17,542	288,042
Repurchased	(102,043)	(1,711,720)	(121,127)	(2,012,311)
Net increase	145,463	$2,453,794	213,817	$3,486,159
Class R3 shares
Sold	183,148	$3,091,287	432,785	$7,102,156
Distributions reinvested	—	—	33,111	545,668
Repurchased	(238,513)	(3,996,875)	(513,309)	(8,437,211)
Net decrease	(55,365)	($905,588)	(47,413)	($789,387)

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	163,992	$2,765,584	503,791	$8,350,258
Distributions reinvested	—	—	49,430	814,611
Repurchased	(647,675)	(10,932,373)	(259,843)	(4,292,537)
Net increase (decrease)	(483,683)	($8,166,789)	293,378	$4,872,332
Class R5 shares
Sold	219,889	$3,700,948	459,234	$7,522,575
Distributions reinvested	—	—	69,773	1,151,261
Repurchased	(334,738)	(5,632,115)	(506,904)	(8,437,771)
Net increase (decrease)	(114,849)	($1,931,167)	22,103	$236,065
Class R6 Shares
Sold	989,779	$16,463,307	1,452,555	$23,989,859
Distributions reinvested	—	—	72,110	1,184,760
Repurchased	(502,388)	(8,374,573)	(424,304)	(6,968,434)
Net Increase	487,391	$8,088,734	1,100,361	$18,206,185
Class 1 shares
Sold	2,477,875	$41,490,684	10,974,898	$178,827,030
Distributions reinvested	—	—	22,234,288	365,309,346
Repurchased	(29,639,933)	(497,340,845)	(56,200,273)	(926,931,194)
Net decrease	(27,162,058)	($455,850,161)	(22,991,087)	($382,794,818)
Class 5 shares
Sold	712,424	$11,924,136	1,705,227	$27,926,409
Distributions reinvested	—	—	450,687	7,395,777
Repurchased	(164,681)	(2,759,589)	(374,113)	(6,186,049)
Net increase	547,743	$9,164,547	1,781,801	$29,136,137
Total net decrease	(23,652,198)	($396,929,965)	(1,163,570)	($22,997,756)

1 The inception date for Class I shares is 5-1-15.

Lifestyle Balanced Portfolio

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	14,786,837	$235,520,658	36,613,085	$576,162,973
Distributions reinvested	439,067	6,971,993	2,983,348	46,811,077
Repurchased	(11,439,242)	(182,020,142)	(19,818,252)	(311,574,083)
Net increase	3,786,662	$60,472,509	19,778,181	$311,399,967
Class B shares
Sold	89,380	$1,428,841	116,144	$1,822,128
Distributions reinvested	990	15,707	116,843	1,830,214
Repurchased	(713,716)	(11,345,111)	(1,465,461)	(22,978,282)
Net decrease	(623,346)	($9,900,563)	(1,232,474)	($19,325,940)
Class C shares
Sold	5,172,952	$82,346,962	13,541,720	$212,832,704
Distributions reinvested	9,698	154,005	1,087,203	17,042,663
Repurchased	(4,334,607)	(68,884,861)	(7,185,558)	(113,082,026)
Net increase	848,043	$13,616,106	7,443,365	$116,793,341
Class I shares[1]
Sold	287,050	$4,578,457	—	—
Distributions reinvested	740	11,692	—	—
Repurchased	(7,691)	(123,157)	—	—
Net increase	280,099	$4,466,992	—	—

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	146,589	$2,304,709	472,628	$7,377,098
Distributions reinvested	1,599	25,279	21,804	340,609
Repurchased	(249,939)	(3,963,839)	(480,783)	(7,522,538)
Net increase (decrease)	(101,751)	($1,633,851)	13,649	$195,169
Class R2 shares
Sold	437,456	$6,932,754	443,996	$6,893,652
Distributions reinvested	1,892	29,906	13,733	214,355
Repurchased	(199,659)	(3,181,153)	(130,654)	(2,055,087)
Net increase	239,689	$3,781,507	327,075	$5,052,920
Class R3 shares
Sold	180,035	$2,860,517	445,615	$6,973,992
Distributions reinvested	4,392	69,556	45,877	717,921
Repurchased	(291,801)	(4,633,219)	(860,506)	(13,551,588)
Net decrease	(107,374)	($1,703,146)	(369,014)	($5,859,675)
Class R4 shares
Sold	345,255	$5,471,172	782,668	$12,275,180
Distributions reinvested	8,871	140,622	70,901	1,110,652
Repurchased	(1,358,238)	(21,802,971)	(3,310,368)	(50,907,556)
Net decrease	(1,004,112)	($16,191,177)	(2,456,799)	($37,521,724)
Class R5 shares
Sold	323,342	$5,130,747	574,937	$9,018,487
Distributions reinvested	13,500	214,173	78,299	1,228,481
Repurchased	(466,275)	(7,423,016)	(700,755)	(11,036,488)
Net decrease	(129,433)	($2,078,096)	(47,519)	($789,520)
Class R6 Shares
Sold	1,963,238	$31,109,112	1,568,373	$24,497,056
Distributions reinvested	20,712	327,209	72,635	1,134,486
Repurchased	(517,301)	(8,196,139)	(521,857)	(8,205,429)
Net Increase	1,466,649	$23,240,182	1,119,151	$17,426,113
Class 1 shares
Sold	1,780,411	$28,107,467	12,044,635	$187,483,354
Distributions reinvested	4,238,906	66,930,197	24,015,291	375,143,941
Repurchased	(34,773,836)	(550,226,546)	(61,351,952)	(960,824,470)
Net decrease	(28,754,519)	($455,188,882)	(25,292,026)	($398,197,175)
Class 5 shares
Sold	420,849	$6,655,251	1,398,983	$21,829,809
Distributions reinvested	54,078	854,396	273,730	4,276,280
Repurchased	(147,545)	(2,339,352)	(386,836)	(6,085,475)
Net increase	327,382	$5,170,295	1,285,877	$20,020,614
Total net increase (decrease)	(23,772,011)	($375,948,124)	569,466	$9,194,090

1 The inception date for Class I shares is 5-1-15.

Lifestyle Moderate Portfolio

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,850,920	$83,968,736	15,428,520	$225,463,766
Distributions reinvested	302,677	4,317,472	2,091,161	29,853,016
Repurchased	(4,753,449)	(68,199,863)	(9,095,114)	(132,955,077)
Net increase	1,400,148	$20,086,345	8,424,567	$122,361,705

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class B shares
Sold	11,386	$163,378	104,659	$1,518,559
Distributions reinvested	6,460	92,041	101,385	1,443,123
Repurchased	(330,560)	(4,724,943)	(637,026)	(9,286,379)
Net decrease	(312,714)	($4,469,524)	(430,982)	($6,324,697)
Class C shares
Sold	2,575,915	$36,935,401	6,992,026	$101,950,163
Distributions reinvested	79,792	1,138,266	1,104,514	15,733,881
Repurchased	(2,602,464)	(37,318,628)	(4,539,466)	(66,185,498)
Net increase	53,243	$755,039	3,557,074	$51,498,546
Class I shares[1]
Sold	129,211	$1,852,438	—	—
Distributions reinvested	502	7,116	—	—
Repurchased	(43)	(604)	—	—
Net increase	129,670	$1,858,950	—	—
Class R1 shares
Sold	86,035	$1,229,260	165,773	$2,416,809
Distributions reinvested	1,904	27,111	20,342	290,229
Repurchased	(99,536)	(1,425,856)	(315,224)	(4,576,112)
Net decrease	(11,597)	($169,485)	(129,109)	($1,869,074)
Class R2 shares
Sold	214,874	$3,075,021	153,930	$2,250,160
Distributions reinvested	2,072	29,462	11,095	157,594
Repurchased	(39,491)	(563,780)	(27,003)	(395,445)
Net increase	177,455	$2,540,703	138,022	$2,012,309
Class R3 shares
Sold	82,343	$1,178,320	222,416	$3,231,705
Distributions reinvested	3,515	50,042	31,615	450,274
Repurchased	(121,168)	(1,734,600)	(317,478)	(4,633,623)
Net decrease	(35,310)	($506,238)	(63,447)	($951,644)
Class R4 shares
Sold	151,422	$2,162,586	324,884	$4,755,541
Distributions reinvested	6,410	91,114	44,851	637,928
Repurchased	(236,393)	(3,394,389)	(296,673)	(4,290,347)
Net increase (decrease)	(78,561)	($1,140,689)	73,062	$1,103,122
Class R5 shares
Sold	113,828	$1,631,972	221,030	$3,204,591
Distributions reinvested	6,681	95,065	41,667	594,198
Repurchased	(111,461)	(1,590,903)	(324,597)	(4,720,679)
Net increase (decrease)	9,048	$136,134	(61,900)	($921,890)
Class R6 Shares
Sold	750,970	$10,724,298	924,036	$13,515,136
Distributions reinvested	16,223	230,566	69,757	992,919
Repurchased	(171,063)	(2,430,558)	(351,631)	(5,071,403)
Net Increase	596,130	$8,524,306	642,162	$9,436,652
Class 1 shares
Sold	845,300	$12,084,117	6,381,592	$92,901,420
Distributions reinvested	1,984,598	28,244,382	12,682,043	180,962,272
Repurchased	(14,264,678)	(204,211,030)	(23,301,415)	(338,830,310)
Net decrease	(11,434,780)	($163,882,531)	(4,237,780)	($64,966,618)

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class 5 shares
Sold	228,923	$3,279,036	453,113	$6,585,441
Distributions reinvested	32,678	464,516	190,368	2,712,457
Repurchased	(147,632)	(2,110,984)	(271,398)	(3,951,361)
Net increase	113,969	$1,632,568	372,083	$5,346,537
Total net increase (decrease)	(9,393,299)	($134,634,422)	8,283,752	$116,724,948

1 The inception date for Class I shares is 5-1-15.

Lifestyle Conservative Portfolio

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,830,103	$78,332,090	14,073,672	$196,470,771
Distributions reinvested	340,637	4,544,501	2,531,579	34,109,844
Repurchased	(5,912,060)	(79,406,658)	(10,245,865)	(142,944,646)
Net increase	258,680	$3,469,933	6,359,386	$87,635,969
Class B shares
Sold	28,558	$382,407	90,416	$1,249,764
Distributions reinvested	9,061	120,900	132,762	1,785,109
Repurchased	(374,476)	(5,024,618)	(758,552)	(10,569,522)
Net decrease	(336,857)	($4,521,311)	(535,374)	($7,534,649)
Class C shares
Sold	3,214,883	$43,178,027	7,670,977	$107,037,077
Distributions reinvested	98,705	1,316,748	1,247,312	16,756,180
Repurchased	(3,049,739)	(40,954,615)	(6,440,036)	(89,613,856)
Net increase	263,849	$3,540,160	2,478,253	$34,179,401
Class I shares[1]
Sold	315,064	$4,213,144	—	—
Distributions reinvested	1,323	17,515	—	—
Repurchased	(840)	(11,215)	—	—
Net increase	315,547	$4,219,444	—	—
Class R1 shares
Sold	102,026	$1,370,174	336,344	$4,719,602
Distributions reinvested	3,131	41,743	28,050	377,362
Repurchased	(74,636)	(1,000,625)	(278,271)	(3,884,067)
Net increase	30,521	$411,292	86,123	$1,212,897
Class R2 shares
Sold	96,754	$1,298,601	271,371	$3,793,396
Distributions reinvested	2,663	35,482	18,423	246,374
Repurchased	(66,719)	(896,092)	(21,721)	(302,332)
Net increase	32,698	$437,991	268,073	$3,737,438
Class R3 shares
Sold	99,816	$1,336,133	202,620	$2,823,298
Distributions reinvested	5,020	66,778	47,041	631,533
Repurchased	(157,269)	(2,104,364)	(247,155)	(3,448,231)
Net increase (decrease)	(52,433)	($701,453)	2,506	$6,600
Class R4 shares
Sold	55,275	$740,965	363,265	$5,085,431
Distributions reinvested	4,800	63,962	41,508	558,317
Repurchased	(266,523)	(3,575,819)	(349,113)	(4,839,679)
Net increase (decrease)	(206,448)	($2,770,892)	55,660	$804,069

		Six months ended 6-30-15		Year ended 12-31-14
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	144,273	$1,933,853	183,085	$2,546,530
Distributions reinvested	7,676	102,315	60,132	811,123
Repurchased	(303,252)	(4,074,838)	(380,326)	(5,307,729)
Net decrease	(151,303)	($2,038,670)	(137,109)	($1,950,076)
Class R6 Shares
Sold	421,239	$5,626,871	385,731	$5,368,235
Distributions reinvested	9,331	124,238	37,016	496,946
Repurchased	(98,372)	(1,316,713)	(139,909)	(1,953,353)
Net Increase	332,198	$4,434,396	282,838	$3,911,828
Class 1 shares
Sold	1,221,869	$16,399,937	5,620,316	$78,117,518
Distributions reinvested	1,808,670	24,089,957	12,652,433	170,491,675
Repurchased	(13,776,774)	(184,741,093)	(25,590,379)	(355,737,629)
Net decrease	(10,746,235)	($144,251,199)	(7,317,630)	($107,128,436)
Total net increase (decrease)	(10,259,783)	($137,770,309)	1,542,726	$14,875,041

1 The inception date for Class I shares is 5-1-15.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on June 30, 2015:

Portfolio	Class	% by Class
Lifestyle Moderate Portfolio	R2	2%
Lifestyle Conservative Portfolio	R2	2%

Affiliates of the Trust owned 100% of shares of beneficial interest of Class 1 shares in each portfolio and 100% of Class 5 shares of Lifestyle Growth, Lifestyle Balanced and Lifestyle Moderate on June 30, 2015.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the underlying funds for the six months ended June 30, 2015:

Portfolio	Purchases	Sales
Lifestyle Aggressive Portfolio	$200,905,424	$340,767,663
Lifestyle Growth Portfolio	716,899,287	1,078,881,208
Lifestyle Balanced Portfolio	664,861,336	1,036,375,693
Lifestyle Moderate Portfolio	168,514,678	302,714,689
Lifestyle Conservative Portfolio	151,650,356	287,765,852

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At June 30, 2015, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portolio Affiliate Class NAV	Percentage of Underlying Funds' Net Assets
Lifestyle Aggressive Portfolio
Small Cap Core	21.2%
All Cap Core	19.2%
Greater China Opportunities	17.7%
Small Company Growth	16.8%
Emerging Markets Equity	16.3%
Value	15.9%
Small Cap Growth	15.7%
Technical Opportunities	15.6%
Alpha Opportunities	15.2%
International Small Company	15.0%
International Growth Stock	14.9%
International Value Equity	14.8%
Mid Value	14.6%
Science & Technology	14.1%
Small Cap Value	13.4%
Health Sciences	13.1%
Value Equity	13.1%
Small Cap Opportunities	13.0%

Portolio Affiliate Class NAV	Percentage of Underlying Funds' Net Assets
Lifestyle Aggressive Portfolio (continued)
International Small Cap	12.9%
Emerging Markets	12.7%
International Value	12.4%
International Growth Opportunities	11.9%
Equity Income	11.6%
Mid Cap Stock	11.6%
Fundamental Large Cap Value	11.1%
Natural Resources	10.6%
Small Company Value	10.6%
Strategic Growth	10.5%
Fundamental Global Franchise	9.8%
Real Estate Equity	9.6%
Capital Appreciation	9.4%
Global Equity	9.1%
Capital Appreciation Value	9.1%
Financial Industries	9.0%
International Core	8.7%
Blue Chip Growth	8.6%
Seaport	7.7%
Global Real Estate	7.5%
U.S. Equity	7.4%
Redwood	6.1%
Lifestyle Growth Portfolio
All Cap Core	49.5%
Value Equity	45.4%
Small Cap Core	44.0%
Value	40.8%
Technical Opportunities	40.3%
Alpha Opportunities	37.4%
International Value Equity	37.3%
International Growth Stock	37.2%
Mid Value	36.4%
Science & Technology	36.3%
Health Sciences	36.0%
Emerging Markets Equity	35.7%
International Small Company	34.7%
Small Company Growth	34.4%
Small Cap Growth	32.4%
Fundamental Global Franchise	31.5%
Capital Appreciation Value	31.3%
Equity Income	31.2%
International Value	30.5%
International Small Cap	30.1%
Global Equity	29.9%
International Growth Opportunities	29.9%
Mid Cap Stock	29.1%
Emerging Markets	28.7%
Real Estate Equity	28.6%
Small Cap Value	28.5%
Strategic Growth	28.4%
Fundamental Large Cap Value	28.0%
Small Cap Opportunities	27.1%
U.S. Equity	26.7%
Natural Resources	25.8%
Capital Appreciation	25.2%
Emerging Markets Debt	24.4%
Financial Industries	24.1%
Blue Chip Growth	23.6%
Global Real Estate	22.6%
Small Company Value	22.5%
International Core	21.9%
Redwood	20.8%
Asia Pacific Total Return Bond	20.0%
Global Income	19.4%
Global Short Duration Credit	18.4%
Real Return Bond	16.9%
Absolute Return Currency	16.5%
Seaport	16.4%
Spectrum Income	16.1%
Short Duration Credit Opportunities	15.6%
U.S. High Yield Bond	15.2%
Floating Rate Income	13.5%
Focused High Yield	10.9%
Active Bond	8.2%
Global Shareholder Yield	7.9%
Global Bond	7.5%
High Yield	7.1%
Total Return	5.1%
Lifestyle Balanced Portfolio
Global Short Duration Credit	43.7%
Spectrum Income	41.9%
Short Duration Credit Opportunities	37.1%
Asia Pacific Total Return Bond	35.8%
Global Real Estate	34.8%
Investment Quality Bond	34.7%
Small Cap Core	34.5%
Emerging Markets Debt	34.0%
Global Income	33.9%
Global Bond	32.8%
Health Sciences	32.4%
All Cap Core	31.2%
Value	31.1%

Portolio Affiliate Class NAV	Percentage of Underlying Funds' Net Assets
Lifestyle Balanced Portfolio (continued)
Capital Appreciation Value	31.0%
Value Equity	30.8%
International Growth Stock	30.8%
International Value Equity	30.6%
Science & Technology	30.4%
U.S. High Yield Bond	30.3%
Fundamental Global Franchise	29.7%
Active Bond	29.4%
Global Equity	29.2%
Real Estate Equity	28.8%
Floating Rate Income	28.1%
Mid Value	27.0%
Small Company Growth	26.8%
Alpha Opportunities	26.5%
International Small Company	26.5%
Real Return Bond	25.8%
Natural Resources	25.6%
Small Cap Growth	25.4%
U.S. Equity	25.4%
Emerging Markets Equity	25.1%
International Value	25.0%
Technical Opportunities	24.8%
International Growth Opportunities	24.8%
Equity Income	23.3%
International Small Cap	23.0%
Small Cap Value	23.0%
Small Cap Opportunities	21.2%
Financial Industries	21.2%
Mid Cap Stock	21.1%
Redwood	20.9%
Fundamental Large Cap Value	20.3%
Focused High Yield	20.1%
Strategic Growth	19.9%
Emerging Markets	19.4%
Absolute Return Currency	18.9%
International Core	18.3%
Small Company Value	18.2%
Blue Chip Growth	17.8%
Capital Appreciation	17.7%
Total Return	17.2%
Core Bond	16.6%
Seaport	16.2%
High Yield	13.7%
Strategic Income Opportunities	12.0%
Global Shareholder Yield	7.8%
Lifestyle Moderate Portfolio
Investment Quality Bond	25.1%
Active Bond	19.9%
Global Bond	19.4%
Asia Pacific Total Return Bond	17.9%
Spectrum Income	16.1%
Enduring Equity	14.8%
Emerging Markets Debt	14.8%
Global Income	13.5%
U.S. High Yield Bond	13.4%
Short Duration Credit Opportunities	13.2%
Global Short Duration Credit	12.9%
Floating Rate Income	12.7%
Core Bond	12.1%
Real Return Bond	11.8%
Total Return	11.6%
Real Estate Equity	9.0%
Capital Appreciation Value	8.9%
Fundamental Global Franchise	8.8%
Focused High Yield	8.4%
Global Equity	8.3%
Fundamental Large Cap Value	8.2%
Mid Value	7.5%
U.S. Equity	7.5%
Global Real Estate	7.2%
Equity Income	7.2%
Small Company Growth	6.8%
High Yield	6.6%
Small Cap Growth	6.6%
Absolute Return Currency	6.4%
Redwood	6.2%
Small Cap Value	6.0%
International Growth Stock	5.8%
International Small Company	5.7%
Natural Resources	5.6%
International Value Equity	5.5%
Alpha Opportunities	5.5%
Lifestyle Conservative Portfolio
Short Term Government Income	61.2%
Enduring Equity	45.6%
Investment Quality Bond	28.0%
Active Bond	21.4%
Global Bond	20.4%
Real Return Bond	17.9%
Emerging Markets Debt	15.4%
Asia Pacific Total Return Bond	15.2%
Spectrum Income	13.8%

Portolio Affiliate Class NAV	Percentage of Underlying Funds' Net Assets
Lifestyle Conservative Portfolio (continued)
Core Bond	13.4%
Total Return	12.6%
Short Duration Credit Opportunities	11.2%
Floating Rate Income	11.1%
Global Short Duration Credit	8.7%
Core High Yield	8.0%
Absolute Return Currency	7.3%
Real Estate Equity	7.2%
Global Income	7.1%
Global Equity	6.1%
Global Real Estate	5.7%
U.S. High Yield Bond	5.1%

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios' from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive Portfolio
Absolute Return Currency	5,308,985	375,447	(729,794)	4,954,638	—	—	($661,070)	$42,263,059
All Cap Core	11,221,366	—	(725,316)	10,496,050	—	—	457,052	147,154,617
Alpha Opportunities	22,776,609	—	(1,975,020)	20,801,589	—	—	446,640	260,227,881
Blue Chip Growth	7,146,588	—	(781,319)	6,365,269	—	—	3,725,109	224,566,693
Capital Appreciation	12,805,081	—	(1,619,493)	11,185,588	—	—	2,165,011	209,170,505
Capital Appreciation Value	15,628,953	1,021,031	(450,730)	16,199,254	—	—	(112,499)	194,553,035
Disciplined Value	5,551,366	—	(363,244)	5,188,122	—	—	84,395	98,522,437
Emerging Markets	38,100,491	—	(8,231,651)	29,868,840	—	—	(6,893,824)	301,973,973
Emerging Markets Equity	—	3,285,395	—	3,285,395	—	—	—	32,459,704
Equity Income	12,308,384	106,968	(680,493)	11,734,859	$2,134,785	—	(829,285)	230,707,326
Financial Industries	6,091,971	—	—	6,091,971	—	—	—	110,630,186
Fundamental Global Franchise	3,619,481	—	(127,121)	3,492,360	—	—	(10,197)	45,470,522
Fundamental Large Cap Value	14,611,663	—	(1,034,915)	13,576,748	—	—	37,988	188,309,492
Global Absolute Return Strategies	4,088,162	438,558	—	4,526,720	—	—	—	50,518,197
Global Equity	4,381,680	—	(206,385)	4,175,295	—	—	57,203	45,218,440
Global Real Estate	2,471,014	193,395	(170,712)	2,493,697	—	—	348,675	22,543,017
Global Shareholder Yield	4,032,452	155,233	(116,486)	4,071,199	810,883	—	31,653	44,742,479
Greater China Opportunities	589,864	—	—	589,864	—	—	—	13,696,652
Health Sciences	3,517,552	—	(563,391)	2,954,161	—	—	1,982,644	57,901,561
International Core	3,554,419	966,939	—	4,521,358	—	—	—	149,114,393
International Growth Opportunities	6,991,857	1,301,868	—	8,293,725	—	—	—	111,135,914
International Growth Stock	7,665,484	1,380,646	—	9,046,130	—	—	—	120,675,372
International Small Cap	4,610,376	756,935	(27,593)	5,339,718	—	—	(13,011)	103,376,934
International Small Company	8,489,395	1,438,704	—	9,928,099	—	—	—	103,152,950
International Value	14,122,049	695,446	—	14,817,495	—	—	—	233,968,246
International Value Equity	7,912,226	1,729,691	—	9,641,917	—	—	—	80,992,103
Mid Cap Stock	9,473,811	—	(766,649)	8,707,162	—	—	(260,573)	190,338,554
Mid Value	9,329,141	—	(330,284)	8,998,857	—	—	80,703	147,851,223
Natural Resources	5,404,149	358,907	—	5,763,056	—	—	—	72,268,717
Real Estate Equity	1,913,905	211,919	(150,576)	1,975,248	—	—	449,734	22,577,081
Redwood	3,105,624	20,192	(25,723)	3,100,093	—	—	(13,571)	34,473,033
Science & Technology	10,842,957	—	(631,568)	10,211,389	—	—	289,607	136,015,706
Seaport	2,020,708	95,450	—	2,116,158	—	—	—	23,298,899
Select Growth	552,742	—	(20,141)	532,601	—	—	99,522	11,504,172
Small Cap Core	3,482,110	31,488	(221,576)	3,292,022	—	—	87,292	34,664,994
Small Cap Growth	3,565,456	31,043	(217,114)	3,379,385	—	—	56,113	36,125,624
Small Cap Opportunities	1,311,508	—	(46,268)	1,265,240	—	—	(155,609)	34,515,757

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Small Cap Value	2,009,699	345,329	(75,380)	2,279,648	—	—	50,488	46,550,413
Small Company Growth	1,685,315	—	(133,215)	1,552,100	—	—	153,586	32,982,133
Small Company Value	1,134,518	7,266	(216,493)	925,291	—	—	2,072,487	31,922,539
Strategic Growth	13,899,338	—	(1,265,246)	12,634,092	—	—	1,587,599	207,830,821
Technical Opportunities	10,514,061	—	(1,372,679)	9,141,382	—	—	273,571	131,727,320
U.S. Equity	7,290,764	—	(12,368)	7,278,396	—	—	(19,102)	85,957,858
Value	5,291,183	—	(268,273)	5,022,910	—	—	92,844	63,539,805
Value Equity	5,571,558	—	(399,244)	5,172,314	—	—	238,675	54,981,696
					2,945,668	—	$5,899,850	$4,622,172,033
Lifestyle Growth Portfolio
Absolute Return Currency	36,120,341	2,269,260	(10,188,787)	28,200,814	—	—	($12,730,726)	$240,552,945
Active Bond	15,085,292	436,663	(629,492)	14,892,463	$2,300,658	—	(85,817)	150,413,880
All Cap Core	28,858,658	—	(1,833,082)	27,025,576	—	—	484,443	378,898,582
Alpha Opportunities	57,261,066	—	(5,986,897)	51,274,169	—	—	1,168,047	641,439,850
Asia Pacific Total Return Bond	9,463,763	—	—	9,463,763	—	—	—	87,255,899
Blue Chip Growth	20,522,391	—	(3,026,935)	17,495,456	—	—	13,941,350	617,239,676
Capital Appreciation	35,257,206	—	(5,190,114)	30,067,092	—	—	7,697,597	562,254,626
Capital Appreciation Value	56,547,253	522,830	(1,303,886)	55,766,197	—	—	(184,121)	669,752,028
Core Bond	2,939,663	75,602	(43,102)	2,972,163	231,686	—	7,650	38,459,793
Disciplined Value	15,161,743	—	(795,238)	14,366,505	—	—	388,140	272,819,937
Emerging Markets	80,550,870	—	(13,078,107)	67,472,763	—	—	(6,369,696)	682,149,629
Emerging Markets Debt	14,930,715	538,694	—	15,469,409	2,974,122	—	—	142,009,177
Emerging Markets Equity	—	7,195,681	—	7,195,681	—	—	—	71,093,326
Equity Income	33,040,921	286,947	(1,630,174)	31,697,694	5,739,560	—	(1,887,231)	623,176,661
Financial Industries	16,196,463	—	—	16,196,463	—	—	—	294,127,772
Floating Rate Income	46,732,522	1,158,424	(1,092,896)	46,798,050	10,415,352	—	(532,941)	417,906,586
Focused High Yield	24,461,030	1,212,675	(1,779,401)	23,894,304	3,092,969	—	(402,364)	84,824,779
Fundamental Global Franchise	11,723,181	219,752	(780,558)	11,162,375	—	—	(124,735)	145,334,125
Fundamental Large Cap Value	36,820,324	—	(2,430,673)	34,389,651	—	—	156,965	476,984,458
Global Absolute Return Strategies	15,785,926	8,915,006	—	24,700,932	—	—	—	275,662,402
Global Bond	4,469,993	314,366	(1,338,448)	3,445,911	—	—	359,890	40,523,918
Global Equity	13,762,980	578,050	(687,370)	13,653,660	—	—	(567,097)	147,869,136
Global Income	10,685,892	329,208	(733,016)	10,282,084	2,975,584	—	(662,226)	96,857,228
Global Real Estate	7,798,535	223,679	(544,100)	7,478,114	—	—	1,258,527	67,602,147
Global Shareholder Yield	18,436,659	584,626	(520,395)	18,500,890	3,731,475	—	(432,542)	203,324,780
Global Short Duration Credit	7,775,251	225,354	(511,545)	7,489,060	2,098,972	—	(402,983)	69,198,918
Health Sciences	9,943,780	—	(1,849,198)	8,094,582	—	—	6,279,558	158,653,813
High Yield	5,920,552	234,971	(818,242)	5,337,281	1,557,631	—	1,205,244	45,580,377
International Core	8,558,206	2,824,372	—	11,382,578	—	—	—	375,397,427
International Growth Opportunities	17,265,301	3,578,279	—	20,843,580	—	—	—	279,303,973
International Growth Stock	18,803,446	3,795,677	—	22,599,123	—	—	—	301,472,298
International Small Cap	10,732,390	1,680,423	—	12,412,813	—	—	—	240,312,059
International Small Company	19,756,195	3,265,341	—	23,021,536	—	—	—	239,193,760
International Value	34,325,714	2,244,154	—	36,569,868	—	—	—	577,438,221
International Value Equity	19,312,324	5,067,642	—	24,379,966	—	—	—	204,791,714
Mid Cap Stock	24,342,443	—	(2,450,106)	21,892,337	—	—	(606,813)	478,566,494
Mid Value	23,780,887	—	(1,303,997)	22,476,890	—	—	427,481	369,295,296
Natural Resources	12,273,998	1,677,562	—	13,951,560	—	—	—	174,952,564
Real Estate Equity	6,047,596	349,907	(493,055)	5,904,448	—	—	1,210,851	67,487,845
Real Return Bond	6,151,888	2,565,070	—	8,716,958	—	—	—	96,758,237
Redwood	10,971,653	—	(347,660)	10,623,993	—	—	(156,448)	118,138,804
Science & Technology	28,665,217	—	(2,290,480)	26,374,737	—	—	1,251,751	351,311,494
Seaport	4,475,646	—	—	4,475,646	—	—	—	49,276,859

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Short Duration Credit Opportunities	22,293,162	1,154,496	(141,272)	23,306,386	4,101,254	—	(68,291)	228,635,649
Small Cap Core	7,398,678	—	(554,041)	6,844,637	—	—	227,954	72,074,032
Small Cap Growth	7,533,925	—	(562,061)	6,971,864	—	—	169,310	74,529,227
Small Cap Opportunities	2,797,779	—	(166,380)	2,631,399	—	—	(553,614)	71,784,577
Small Cap Value	4,337,375	745,067	(225,392)	4,857,050	—	—	178,066	99,180,953
Small Company Growth	3,537,444	—	(354,644)	3,182,800	—	—	490,016	67,634,501
Small Company Value	2,478,926	—	(506,474)	1,972,452	—	—	5,177,205	68,049,580
Spectrum Income	13,179,629	1,200,383	—	14,380,012	1,863,232	—	—	150,127,322
Strategic Growth	38,223,128	—	(4,149,563)	34,073,565	—	—	4,737,583	560,510,151
Strategic Income Opportunities	20,772,203	1,371,593	(253,617)	21,890,179	3,715,412	—	7,960	237,727,349
Technical Opportunities	27,863,282	—	(4,248,617)	23,614,665	—	—	1,403,724	340,287,322
Total Return	8,299,431	264,346	(365,497)	8,198,280	581,085	—	(56,981)	111,660,571
U.S. Equity	27,070,909	—	(738,913)	26,331,996	—	—	(400,821)	310,980,871
U.S. High Yield Bond	5,050,026	138,541	(341,816)	4,846,751	1,595,780	—	97,010	55,446,826
Value	13,853,078	—	(984,666)	12,868,412	—	—	427,576	162,785,409
Value Equity	18,993,069	—	(1,038,288)	17,954,781	—	—	620,298	190,859,326
					46,974,772	—	$23,148,749	$14,427,937,159
Lifestyle Balanced Portfolio
Absolute Return Currency	38,174,313	2,518,350	(8,431,815)	32,260,848	—	—	($10,240,906)	$275,185,033
Active Bond	52,703,716	1,047,066	(197,125)	53,553,657	$8,182,707	—	7,885	540,891,940
All Cap Core	18,314,663	—	(1,258,004)	17,056,659	—	—	217,872	239,134,362
Alpha Opportunities	41,403,053	—	(5,067,841)	36,335,212	—	—	(1,701,199)	454,553,495
Asia Pacific Total Return Bond	16,906,695	—	—	16,906,695	—	—	—	155,879,731
Blue Chip Growth	15,783,054	—	(2,574,951)	13,208,103	—	—	18,985,432	465,981,880
Capital Appreciation	25,370,046	—	(4,295,974)	21,074,072	—	—	22,456,729	394,085,146
Capital Appreciation Value	56,661,302	535,527	(1,805,546)	55,391,283	—	—	(892,539)	665,249,305
Core Bond	15,079,228	582,200	—	15,661,428	1,214,898	—	—	202,658,884
Disciplined Value	12,273,904	—	(1,127,432)	11,146,472	—	—	550,989	211,671,508
Emerging Markets	55,752,323	—	(10,066,029)	45,686,294	—	—	4,065,499	461,888,429
Emerging Markets Debt	21,087,058	538,970	—	21,626,028	4,182,096	—	—	198,526,939
Emerging Markets Equity	—	5,053,399	—	5,053,399	—	—	—	49,927,587
Equity Income	25,165,019	217,346	(1,750,048)	23,632,317	4,347,358	—	(1,827,192)	464,611,345
Financial Industries	14,284,709	—	—	14,284,709	—	—	—	259,410,320
Floating Rate Income	99,612,529	2,447,878	(4,511,116)	97,549,291	22,011,430	—	(2,638,777)	871,115,171
Focused High Yield	46,513,241	1,640,680	(3,824,922)	44,328,999	5,847,174	—	(890,251)	157,367,948
Fundamental Global Franchise	10,922,464	470,156	(858,868)	10,533,752	—	—	118,219	137,149,445
Fundamental Large Cap Value	27,247,049	—	(2,310,190)	24,936,859	—	—	629,043	345,874,237
Global Absolute Return Strategies	19,535,967	8,139,801	—	27,675,768	—	—	—	308,861,568
Global Bond	15,162,448	63,237	(85,251)	15,140,434	—	—	(46,316)	178,051,498
Global Equity	13,262,545	1,005,062	(913,248)	13,354,359	—	—	(813,337)	144,627,707
Global Income	19,287,222	555,288	(1,836,891)	18,005,619	5,323,850	—	(1,720,816)	169,612,930
Global Real Estate	12,359,581	—	(843,170)	11,516,411	—	—	2,082,645	104,108,356
Global Shareholder Yield	18,119,666	742,030	(659,193)	18,202,503	3,684,703	—	(290,188)	200,045,505
Global Short Duration Credit	18,071,510	526,476	(864,050)	17,733,936	4,903,162	—	(689,258)	163,861,572
Health Sciences	9,080,630	—	(1,782,583)	7,298,047	—	—	5,812,050	143,041,718
High Yield	12,246,463	356,185	(2,309,994)	10,292,654	3,068,492	—	4,392,813	87,899,269
International Core	7,161,571	2,356,163	—	9,517,734	—	—	—	313,894,864
International Growth Opportunities	14,146,749	3,112,243	—	17,258,992	—	—	—	231,270,494
International Growth Stock	15,365,863	3,306,138	—	18,672,001	—	—	—	249,084,499
International Small Cap	8,228,088	1,251,799	—	9,479,887	—	—	—	183,530,606
International Small Company	15,096,820	2,463,861	—	17,560,681	—	—	—	182,455,472
International Value	28,361,797	1,544,305	—	29,906,102	—	—	—	472,217,358
International Value Equity	15,871,023	4,107,404	—	19,978,427	—	—	—	167,818,788

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Investment Quality Bond	15,874,804	730,462	—	16,605,266	1,729,433	—	—	202,418,196
Mid Cap Stock	17,879,075	—	(1,965,854)	15,913,221	—	—	(476,473)	347,863,006
Mid Value	17,823,947	—	(1,130,945)	16,693,002	—	—	305,812	274,266,022
Natural Resources	12,385,561	1,474,621	—	13,860,182	—	—	—	173,806,686
Real Estate Equity	6,382,013	63,693	(496,636)	5,949,070	—	—	1,820,316	67,997,867
Real Return Bond	13,349,453	90,498	(99,608)	13,340,343	—	—	(33,867)	148,077,812
Redwood	11,119,638	—	(425,615)	10,694,023	—	—	(174,189)	118,917,533
Science & Technology	24,224,245	—	(2,121,510)	22,102,735	—	—	1,136,412	294,408,432
Seaport	4,439,014	—	—	4,439,014	—	—	—	48,873,540
Short Duration Credit Opportunities	54,067,343	2,038,033	(558,786)	55,546,590	9,941,889	—	(352,875)	544,912,044
Small Cap Core	5,858,570	—	(502,049)	5,356,521	—	—	219,845	56,404,164
Small Cap Growth	5,982,643	—	(507,196)	5,475,447	—	—	169,673	58,532,526
Small Cap Opportunities	2,221,554	—	(158,919)	2,062,635	—	—	(525,261)	56,268,691
Small Cap Value	3,528,159	597,591	(206,296)	3,919,454	—	—	172,044	80,035,249
Small Company Growth	2,790,140	—	(306,779)	2,483,361	—	—	471,131	52,771,411
Small Company Value	2,029,769	—	(431,695)	1,598,074	—	—	4,626,620	55,133,557
Spectrum Income	35,470,819	1,936,200	(98,481)	37,308,538	4,878,175	—	(2,078)	389,501,141
Strategic Growth	27,529,692	—	(3,605,445)	23,924,247	—	—	5,003,761	393,553,870
Strategic Income Opportunities	55,931,757	2,545,970	(1,694,909)	56,782,818	9,751,647	—	(383,760)	616,661,404
Technical Opportunities	17,621,949	—	(3,076,868)	14,545,081	—	—	210,932	209,594,619
Total Return	27,283,892	361,806	(281,691)	27,364,007	1,939,532	—	103,715	372,697,770
U.S. Equity	25,974,572	—	(970,404)	25,004,168	—	—	(529,905)	295,299,229
U.S. High Yield Bond	10,532,498	279,434	(1,144,106)	9,667,826	3,218,690	—	346,569	110,599,930
Value	10,658,702	—	(850,910)	9,807,792	—	—	378,555	124,068,565
Value Equity	13,560,434	—	(1,383,631)	12,176,803	—	—	837,559	129,439,411
					94,225,236	—	$50,892,933	$15,073,647,584
Lifestyle Moderate Portfolio
Absolute Return Currency	11,747,892	780,629	(1,538,948)	10,989,573	—	—	($1,963,200)	$93,741,056
Active Bond	36,930,439	548,244	(1,136,079)	36,342,604	$5,595,942	—	(179,432)	367,060,302
Alpha Opportunities	8,448,036	—	(983,501)	7,464,535	—	—	(117,267)	$93,381,333
Asia Pacific Total Return Bond	8,464,238	—	—	8,464,238	—	—	—	78,040,274
Blue Chip Growth	3,865,064	—	(560,076)	3,304,988	—	—	1,291,543	116,599,976
Capital Appreciation	5,969,754	—	(963,655)	5,006,099	—	—	3,068,353	93,614,060
Capital Appreciation Value	16,641,788	141,186	(944,236)	15,838,738	—	—	(380,910)	190,223,241
Core Bond	10,882,488	489,743	—	11,372,231	889,232	—	—	147,156,672
Emerging Markets	9,732,275	—	(1,394,682)	8,337,593	—	—	(2,344,223)	84,293,065
Emerging Markets Debt	9,137,253	233,542	—	9,370,795	1,812,148	—	—	86,023,894
Emerging Markets Equity	—	953,137	—	953,137	—	—	—	9,416,989
Enduring Equity	2,223,322	22,396	(156,874)	2,088,844	243,221	—	180,187	22,058,190
Equity Income	7,785,636	66,696	(557,120)	7,295,212	1,334,061	—	(248,997)	143,423,872
Floating Rate Income	45,762,612	1,117,703	(2,944,588)	43,935,727	10,051,184	—	(2,291,157)	392,346,040
Focused High Yield	19,734,978	693,193	(1,937,238)	18,490,933	2,470,554	—	(447,656)	65,642,814
Fundamental Global Franchise	3,212,952	193,402	(292,193)	3,114,161	—	—	(46,458)	40,546,373
Fundamental Large Cap Value	11,329,665	—	(1,218,427)	10,111,238	—	—	75,464	140,242,876
Global Absolute Return Strategies	7,414,353	2,086,538	—	9,500,891	—	—	—	106,029,946
Global Bond	8,992,596	28,991	(68,201)	8,953,386	—	—	(33,564)	105,291,823
Global Equity	3,663,615	419,647	(304,094)	3,779,168	—	—	(250,267)	40,928,395
Global Income	7,842,103	223,849	(918,419)	7,147,533	2,146,430	—	(947,676)	67,329,765
Global Real Estate	2,569,596	—	(173,400)	2,396,196	—	—	654,150	21,661,616
Global Shareholder Yield	5,115,861	267,664	(256,979)	5,126,546	1,041,883	—	(140,319)	56,340,738
Global Short Duration Credit	5,577,807	160,007	(515,494)	5,222,320	1,490,525	—	(405,014)	48,254,234
High Yield	5,609,743	170,628	(806,171)	4,974,200	1,469,920	—	52,335	42,479,669
International Core	1,461,546	205,653	(60,735)	1,606,464	—	—	(4,959)	52,981,193

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Growth Opportunities	2,850,400	397,593	—	3,247,993	—	—	—	43,523,103
International Growth Stock	3,094,207	436,202	—	3,530,409	—	—	—	47,095,656
International Small Cap	1,770,496	244,207	—	2,014,703	—	—	—	39,004,658
International Small Company	3,294,259	464,051	—	3,758,310	—	—	—	39,048,845
International Value	5,943,123	—	(127,469)	5,815,654	—	—	(307,416)	91,829,169
International Value Equity	3,262,367	459,139	(120,048)	3,601,458	—	—	(77,088)	30,252,249
Investment Quality Bond	11,465,478	574,677	—	12,040,155	1,265,696	—	—	146,769,492
Mid Cap Stock	3,645,628	—	(461,937)	3,183,691	—	—	175,171	69,595,476
Mid Value	5,015,859	—	(406,704)	4,609,155	—	—	125,920	75,728,422
Natural Resources	2,735,344	281,002	—	3,016,346	—	—	—	37,824,975
Real Estate Equity	1,990,261	31,418	(157,768)	1,863,911	—	—	971,131	21,304,504
Real Return Bond	5,489,534	638,009	(19,522)	6,108,021	—	—	(7,809)	67,799,030
Redwood	3,333,133	—	(181,034)	3,152,099	—	—	76,446	35,051,346
Seaport	1,292,187	—	—	1,292,187	—	—	—	14,226,977
Short Duration Credit Opportunities	19,727,274	763,732	(656,743)	19,834,263	3,603,379	—	(334,216)	194,574,123
Small Cap Growth	1,582,268	—	(161,274)	1,420,994	—	—	63,415	15,190,424
Small Cap Value	958,885	137,898	(73,312)	1,023,471	—	—	56,430	20,899,278
Small Company Growth	723,081	—	(91,621)	631,460	—	—	135,213	13,418,534
Small Company Value	543,228	—	(123,402)	419,826	—	—	1,171,866	14,483,999
Spectrum Income	13,995,897	765,558	(406,544)	14,354,911	1,912,710	—	(43,830)	149,865,268
Strategic Growth	6,476,831	—	(790,182)	5,686,649	—	—	1,123,636	93,545,374
Strategic Income Opportunities	21,717,775	996,906	(965,898)	21,748,783	3,801,967	—	(118,807)	236,191,778
Total Return	20,156,289	97,254	(1,732,966)	18,520,577	1,323,631	—	(95,930)	252,250,261
U.S. Equity	7,765,351	—	(421,030)	7,344,321	—	—	42,004	86,736,435
U.S. High Yield Bond	4,689,932	124,361	(550,083)	4,264,210	1,432,499	—	(313,178)	48,782,565
					$41,884,982	—	($1,836,109)	$4,590,100,347
Lifestyle Conservative Portfolio
Absolute Return Currency	14,287,229	577,233	(2,401,184)	12,463,278	—	—	($3,653,035)	$106,311,757
Active Bond	41,206,273	597,174	(2,800,335)	39,003,112	$6,096,309	—	(307,118)	393,931,432
Alpha Opportunities	2,759,454	—	(486,284)	2,273,170	—	—	(416,788)	28,437,353
Asia Pacific Total Return Bond	7,198,186	—	—	7,198,186	—	—	—	66,367,274
Blue Chip Growth	1,698,804	—	(349,579)	1,349,225	—	—	4,908,052	47,600,644
Capital Appreciation	863,699	—	(190,230)	673,469	—	—	8,048	12,593,866
Capital Appreciation Value	9,272,222	138,254	(983,166)	8,427,310	—	—	(672,480)	101,211,994
Core Bond	12,142,221	603,440	(117,582)	12,628,079	988,320	—	(34,412)	163,407,342
Core High Yield	7,288,442	223,344	(1,212,608)	6,299,178	2,319,208	—	(777,848)	65,007,513
Emerging Markets	3,036,374	—	(604,962)	2,431,412	—	—	331,172	24,581,574
Emerging Markets Debt	9,530,113	243,583	—	9,773,696	1,890,062	—	—	89,722,527
Emerging Markets Equity	—	315,160	—	315,160	—	—	—	3,113,782
Enduring Equity	6,907,183	195,787	(668,699)	6,434,271	743,607	—	771,762	67,945,897
Equity Income	2,912,761	23,811	(383,366)	2,553,206	476,264	—	1,913,627	50,196,031
Floating Rate Income	41,250,877	991,066	(3,825,638)	38,416,305	8,914,042	—	(1,901,618)	343,057,605
Fundamental Global Franchise	1,743,784	218,479	(232,022)	1,730,241	—	—	(43,371)	22,527,735
Fundamental Large Cap Value	3,884,677	—	(628,252)	3,256,425	—	—	(179,998)	45,166,617
Global Absolute Return Strategies	8,353,235	2,807,645	—	11,160,880	—	—	—	124,555,424
Global Bond	9,607,335	110,464	(293,032)	9,424,767	—	—	(138,755)	110,835,256
Global Equity	2,652,709	463,211	(323,921)	2,791,999	—	—	(264,391)	30,237,349
Global Income	4,680,293	126,636	(1,013,283)	3,793,646	1,215,168	—	(357,424)	35,736,149
Global Real Estate	1,995,738	54,705	(163,675)	1,886,768	—	—	673,224	17,056,381
Global Shareholder Yield	2,725,983	254,102	(222,634)	2,757,451	558,200	—	(128,949)	30,304,391
Global Short Duration Credit	3,986,943	112,004	(556,127)	3,542,820	1,043,689	—	(427,633)	32,735,660
High Yield	1,941,075	46,157	(778,253)	1,208,979	397,656	—	1,887,112	10,324,679
International Core	601,305	213,845	(31,727)	783,423	—	—	(60,786)	25,837,291

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Growth Stock	2,162,179	787,355	—	2,949,534	—	—	—	39,346,789
International Value	3,337,783	—	(143,404)	3,194,379	—	—	(155,461)	50,439,247
Investment Quality Bond	12,790,592	711,598	(97,158)	13,405,032	1,407,215	—	(29,919)	163,407,342
Mid Cap Stock	1,406,479	2,144	(219,821)	1,188,802	—	—	(7,892)	25,987,222
Mid Value	1,252,918	1,746	(139,943)	1,114,721	—	—	69,329	18,314,871
Natural Resources	1,047,873	176,274	—	1,224,147	—	—	—	15,350,804
Real Estate Equity	1,545,784	92,269	(145,189)	1,492,864	—	—	909,267	17,063,432
Real Return Bond	8,666,245	805,536	(240,142)	9,231,639	—	—	(354,845)	102,471,194
Redwood	1,984,264	—	(162,877)	1,821,387	—	—	80,107	20,253,824
Seaport	751,000	—	—	751,000	—	—	—	8,268,510
Short Duration Credit Opportunities	16,978,600	609,313	(743,008)	16,844,905	3,088,265	—	(190,064)	165,248,519
Short Term Government Income	15,382,657	85,558	(945,700)	14,522,515	829,648	—	(309,739)	140,868,398
Small Cap Growth	917,094	22,287	(135,857)	803,524	—	—	68,763	8,589,675
Small Cap Value	248,247	37,161	(25,237)	260,171	—	—	16,886	5,312,690
Small Company Value	139,555	—	(35,572)	103,983	—	—	357,907	3,587,397
Spectrum Income	12,318,101	620,413	(634,456)	12,304,058	1,653,993	—	(16,394)	128,454,370
Strategic Growth	947,632	—	(173,169)	774,463	—	—	97,301	12,739,920
Strategic Income Opportunities	19,130,248	780,825	(1,277,790)	18,633,283	3,303,029	—	(54,518)	202,357,454
Total Return	21,351,049	104,973	(1,413,045)	20,042,977	1,428,673	—	(132,308)	272,985,347
U.S. Equity	4,036,469	5,205	(328,778)	3,712,896	—	—	36,318	43,849,306
U.S. High Yield Bond	2,003,370	48,736	(426,882)	1,625,224	561,423	—	194,381	18,592,568
					$36,914,771	—	$1,707,510	$3,512,292,402

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-25, 2015 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisers (each, a "Subadvisor" and collectively, the "Subadvisors") with respect to each of the Funds identified below.

In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the Funds' benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The Board noted the affiliation of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and
(f)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board concluded that the performance of each of the Funds has been in line with or outperformed the historical performance of comparable funds, with certain exceptions noted in Appendix A, and also reviewed Fund performance against each Fund's respective benchmarks. The Board concluded that such performance is being monitored and reasonably addressed.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds. In addition, the Board noted that the Advisor effected or continued advisory fee reductions in the past year with respect to the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as certain actions taken over the past several years to reduce the Funds' operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund, each of which is a fund of funds, and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors which are affiliated with the Advisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Funds' Subadvisors are affiliates of the Advisor;
(h)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust's distributor also receives Rule 12b-1 payments to support distribution of the products;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)	with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement), and that this waiver is based upon the aggregate net assets of all the Participating Portfolios. The Funds that are not Participating Portfolios are the Funds and each of the funds of funds of John Hancock Funds II and John Hancock Variable Insurance Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.
(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	the Board also considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to each Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third party provider of mutual fund data.

Nature, Extent and Quality of Services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to a Subadvisor's compensation program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of each Subadvisor.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also noted that the Subadvisors are affiliated with the Advisor and took into account potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor's relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund's sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of mutual fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund's Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and benchmark and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor's focus on each Subadvisor's performance. The Board also noted each Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds, with the exceptions noted in Appendix A, with respect to such exceptions, the Board concluded that performance is being monitored and reasonably addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	The subadvisory fees are paid by the Advisor and not the Funds and the advisory fee for each of the Funds contains breakpoints that permit shareholders to benefit from economies of scale.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisors for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

APPENDIX A

Portfolio (subadviser)	Performance of trust, as of 12.31.2014	Fees and expenses	Comments
JHF II Lifestyle Aggressive (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed for the one-, three- and five-year periods.

Lipper Category - The Fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the Fund's performance, including the favorable performance relative to the peer group for the three- and five-year periods.
JHF II Lifestyle Balanced Fund (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed for the one-, three- and five-year periods.

Lipper Category - The Fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the Fund's performance, including the favorable performance relative to the peer group for the three- and five-year periods.
JHF II Lifestyle Conservative Fund (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed for the one- and five-year periods and outperformed for the three-year period.

Lipper Category - The Fund underperformed the average for the one- and three-year periods and outperformed the average for the five-year period.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the Fund's performance, including the favorable performance relative to the benchmark index for the three-year period and to the peer group for the five-year period.

JHF II Lifestyle Growth Fund (Manulife Asset Management (US)) (Manulife Asset Management (North America))

Benchmark Index - The Fund underperformed for the one-, three- and five-year periods.

Lipper Category - The Fund underperformed the average for the one-year period and outperformed the average for the three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the Fund's performance, including the favorable performance relative to the peer group index for the three- and five-year periods.
JHF II Lifestyle Moderate Fund (Manulife Asset Management (US)) (Manulife Asset Management (North America))	Benchmark Index - The Fund underperformed for the one-, three- and five-year periods. Lipper Category - The Fund underperformed the average for the one-, three- and five-year periods.

Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this Fund are lower than the peer group median.

Total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the Fund's performance, including differences in the Fund's investment strategies relative to the Lipper peer group.

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF212226	LSSA 6/15 8/15

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Included with Item 1.
(b)	Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 19, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 19, 2015